Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

July 31, 2020

ZAP-QTLY-0920
1.9881628.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.0%
Alaska Communication Systems Group, Inc.	2,733	$6,231
ATN International, Inc.	584	33,656
Bandwidth, Inc. (a)	999	144,635
Cincinnati Bell, Inc. (a)	2,601	39,041
Cogent Communications Group, Inc.	2,209	199,053
Consolidated Communications Holdings, Inc. (a)	3,824	27,915
IDT Corp. Class B (a)	813	5,293
Iridium Communications, Inc. (a)	6,087	166,723
Liberty Latin America Ltd.:
Class A (a)	2,795	28,733
Class C (a)	5,532	56,592
Ooma, Inc. (a)	1,101	16,669
ORBCOMM, Inc. (a)	3,982	16,764
PDVWireless, Inc. (a)	700	30,506
Vonage Holdings Corp. (a)	12,040	143,878
		915,689
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	2,895	11,696
Cinemark Holdings, Inc.	5,573	65,929
Eros International PLC (a)	3,963	11,255
Gaia, Inc. Class A (a)	644	5,912
Glu Mobile, Inc. (a)	6,804	64,230
IMAX Corp. (a)	2,607	29,433
LiveXLive Media, Inc. (a)	1,642	4,975
Marcus Corp.	1,190	16,434
Rosetta Stone, Inc. (a)	1,234	33,034
		242,898
Interactive Media & Services - 0.4%
CarGurus, Inc. Class A (a)	4,549	131,421
Cars.com, Inc. (a)	3,531	28,672
DHI Group, Inc. (a)	2,439	6,098
Eventbrite, Inc. (a)	3,331	28,380
EverQuote, Inc. Class A (a)	727	39,585
Liberty TripAdvisor Holdings, Inc. (a)	4,023	9,977
MeetMe, Inc. (a)	3,637	22,659
QuinStreet, Inc. (a)	2,424	28,300
TrueCar, Inc. (a)	5,630	21,169
Yelp, Inc. (a)	3,664	91,527
		407,788
Media - 0.8%
AMC Networks, Inc. Class A (a)	2,004	46,292
Boston Omaha Corp. (a)	612	9,731
Cardlytics, Inc. (a)	1,337	88,804
Central European Media Enterprises Ltd. Class A (a)	4,676	18,610
comScore, Inc. (a)	2,958	8,874
Daily Journal Corp. (a)	59	16,756
E.W. Scripps Co. Class A	2,939	33,446
Emerald Expositions Events, Inc.	1,302	3,541
Entercom Communications Corp. Class A	5,845	8,183
Entravision Communication Corp. Class A	2,702	3,567
Fluent, Inc. (a)	2,508	4,565
Gannett Co., Inc.	6,778	10,031
Gray Television, Inc. (a)	4,603	66,007
Hemisphere Media Group, Inc. (a)	813	7,154
iHeartMedia, Inc. (a)	3,192	26,685
Liberty Media Corp.:
Liberty Braves Class A (a)	697	13,180
Liberty Braves Class C (a)	1,737	32,395
Loral Space & Communications Ltd.	635	11,538
Meredith Corp.	2,095	30,084
MSG Network, Inc. Class A (a)	2,084	19,861
National CineMedia, Inc.	3,028	7,479
Saga Communications, Inc. Class A	164	3,834
Scholastic Corp.	1,483	35,488
Sinclair Broadcast Group, Inc. Class A (b)	2,701	55,641
TechTarget, Inc. (a)	1,204	43,693
Tegna, Inc.	11,421	134,539
Tribune Publishing Co.	836	8,151
WideOpenWest, Inc. (a)	2,604	14,218
		762,347
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	2,297	33,192
Gogo, Inc. (a)(b)	3,104	9,033
Shenandoah Telecommunications Co.	2,494	125,373
Spok Holdings, Inc.	842	8,437
		176,035

TOTAL COMMUNICATION SERVICES		2,504,757

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.3%
Adient PLC (a)	4,589	76,361
American Axle & Manufacturing Holdings, Inc. (a)	5,812	41,033
Cooper Tire & Rubber Co.	2,606	80,942
Cooper-Standard Holding, Inc. (a)	824	8,825
Dana, Inc.	7,484	85,542
Dorman Products, Inc. (a)	1,384	113,142
Fox Factory Holding Corp. (a)	2,009	178,801
Gentherm, Inc. (a)	1,702	65,987
LCI Industries	1,284	161,527
Modine Manufacturing Co. (a)	2,676	14,557
Motorcar Parts of America, Inc. (a)	1,001	16,662
Standard Motor Products, Inc.	1,084	49,300
Stoneridge, Inc. (a)	1,321	27,371
Tenneco, Inc. (a)	2,662	19,725
The Goodyear Tire & Rubber Co.	12,125	109,246
Visteon Corp. (a)	1,445	104,921
Workhorse Group, Inc. (a)	3,280	50,906
XPEL, Inc. (a)	845	14,221
		1,219,069
Automobiles - 0.1%
Winnebago Industries, Inc.	1,620	97,864
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,309	61,235
Funko, Inc. (a)	1,348	7,468
Weyco Group, Inc.	290	5,342
		74,045
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc. (a)	2,775	95,294
American Public Education, Inc. (a)	761	22,153
Aspen Group, Inc. (a)	939	8,263
Career Education Corp. (a)	3,553	51,163
Carriage Services, Inc.	885	19,567
Collectors Universe, Inc.	494	18,802
Franchise Group, Inc.	1,002	24,549
Houghton Mifflin Harcourt Co. (a)	5,590	16,546
K12, Inc. (a)	2,086	95,518
Laureate Education, Inc. Class A (a)	5,573	70,666
OneSpaWorld Holdings Ltd.	2,403	13,361
Regis Corp. (a)	1,129	8,671
Strategic Education, Inc.	1,145	144,510
Universal Technical Institute, Inc. (a)	1,467	10,900
Vivint Smart Home, Inc. Class A (a)	3,594	55,168
Weight Watchers International, Inc. (a)	2,440	62,903
		718,034
Hotels, Restaurants & Leisure - 2.9%
Accel Entertainment, Inc. (a)	2,151	17,186
BFC Financial Corp. Class A	626	8,714
Biglari Holdings, Inc. (a)	4	1,265
Biglari Holdings, Inc. (a)	50	3,247
BJ's Restaurants, Inc.	991	19,879
Bloomin' Brands, Inc.	4,494	51,771
Bluegreen Vacations Corp.	381	2,743
Boyd Gaming Corp.	4,247	100,526
Brinker International, Inc.	2,261	60,798
Caesars Entertainment, Inc. (a)	7,069	219,492
Carrols Restaurant Group, Inc. (a)	1,880	11,543
Century Casinos, Inc. (a)	1,509	6,081
Churchill Downs, Inc.	1,979	274,131
Chuy's Holdings, Inc. (a)	904	14,383
Cracker Barrel Old Country Store, Inc.	1,250	138,088
Dave & Buster's Entertainment, Inc. (b)	2,455	30,295
Del Taco Restaurants, Inc. (a)	1,655	12,661
Denny's Corp. (a)	2,886	25,642
Dine Brands Global, Inc.	804	36,526
El Pollo Loco Holdings, Inc. (a)	938	18,535
Everi Holdings, Inc. (a)	4,363	24,782
Fiesta Restaurant Group, Inc. (a)	885	5,735
GAN Ltd.	373	7,218
Golden Entertainment, Inc. (a)	858	7,336
Hilton Grand Vacations, Inc. (a)	4,458	90,497
International Game Technology PLC	5,119	50,473
Jack in the Box, Inc.	1,171	96,151
Kura Sushi U.S.A., Inc. Class A (a)	218	2,265
Lindblad Expeditions Holdings (a)	1,313	9,519
Marriott Vacations Worldwide Corp.	2,111	178,717
Monarch Casino & Resort, Inc. (a)	673	24,356
Nathan's Famous, Inc.	139	7,079
Noodles & Co. (a)	1,643	11,419
Papa John's International, Inc.	1,685	159,519
Penn National Gaming, Inc. (a)	6,980	236,273
PlayAGS, Inc. (a)	1,412	4,773
RCI Hospitality Holdings, Inc.	419	5,062
Red Robin Gourmet Burgers, Inc. (a)	628	5,489
Red Rock Resorts, Inc.	3,427	37,560
Ruth's Hospitality Group, Inc.	1,341	8,978
Scientific Games Corp. Class A (a)	2,977	52,306
SeaWorld Entertainment, Inc. (a)	2,636	38,143
Shake Shack, Inc. Class A (a)	1,825	88,604
Target Hospitality Corp. (a)	1,621	2,318
Texas Roadhouse, Inc. Class A	3,425	192,451
The Cheesecake Factory, Inc. (b)	2,211	53,064
Twin River Worldwide Holdings, Inc.	956	20,611
Wingstop, Inc.	1,543	241,094
		2,715,298
Household Durables - 2.3%
Beazer Homes U.S.A., Inc. (a)	1,416	15,845
Casper Sleep, Inc. (b)	447	4,126
Cavco Industries, Inc. (a)	458	91,751
Century Communities, Inc. (a)	1,524	54,285
Ethan Allen Interiors, Inc.	1,149	13,604
GoPro, Inc. Class A (a)	6,806	36,004
Green Brick Partners, Inc. (a)	1,292	17,830
Hamilton Beach Brands Holding Co. Class A	392	5,958
Helen of Troy Ltd. (a)	1,317	247,925
Hooker Furniture Corp.	572	12,241
Installed Building Products, Inc. (a)	1,207	95,486
iRobot Corp. (a)(b)	1,430	103,947
KB Home	4,606	154,946
La-Z-Boy, Inc.	2,315	65,885
Legacy Housing Corp. (a)	418	5,743
LGI Homes, Inc. (a)	1,158	132,139
Lifetime Brands, Inc.	654	4,611
Lovesac (a)	477	15,159
M.D.C. Holdings, Inc.	2,644	118,531
M/I Homes, Inc. (a)	1,456	60,613
Meritage Homes Corp. (a)	1,943	192,707
Purple Innovation, Inc. (a)	728	17,741
Skyline Champion Corp. (a)	2,821	79,637
Sonos, Inc. (a)	4,150	66,400
Taylor Morrison Home Corp. (a)	6,598	154,723
TopBuild Corp. (a)	1,727	227,826
TRI Pointe Homes, Inc. (a)	6,728	112,492
Tupperware Brands Corp.	2,567	39,609
Turtle Beach Corp. (a)	696	12,765
Universal Electronics, Inc. (a)	703	32,387
VOXX International Corp. (a)	999	6,513
		2,199,429
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	1,307	36,923
Duluth Holdings, Inc. (a)	530	3,917
Groupon, Inc. (a)	1,170	17,960
Lands' End, Inc. (a)	627	5,405
Liquidity Services, Inc. (a)	1,570	8,086
Overstock.com, Inc. (a)	2,086	157,681
PetMed Express, Inc.	1,030	32,136
Quotient Technology, Inc. (a)	4,505	36,085
Shutterstock, Inc.	1,022	55,535
Stamps.com, Inc. (a)	861	224,101
Stitch Fix, Inc. (a)(b)	2,924	64,767
The RealReal, Inc. (a)(b)	3,235	44,125
The Rubicon Project, Inc. (a)	5,426	32,583
U.S. Auto Parts Network, Inc. (a)	1,060	14,570
Waitr Holdings, Inc. (a)	4,041	21,579
		755,453
Leisure Products - 0.7%
Acushnet Holdings Corp.	1,779	67,691
Callaway Golf Co.	4,843	92,259
Clarus Corp.	1,312	15,718
Escalade, Inc.	502	7,706
Johnson Outdoors, Inc. Class A	271	23,729
Malibu Boats, Inc. Class A (a)	1,079	63,424
Marine Products Corp.	395	5,068
MCBC Holdings, Inc. (a)	981	20,307
Nautilus, Inc. (a)	1,491	15,551
Smith & Wesson Brands, Inc. (a)	2,845	67,967
Sturm, Ruger & Co., Inc.	882	71,768
Vista Outdoor, Inc. (a)	3,052	52,342
YETI Holdings, Inc. (a)	3,867	189,058
		692,588
Multiline Retail - 0.2%
Big Lots, Inc.	2,044	80,411
Dillard's, Inc. Class A	382	8,996
Macy's, Inc. (b)	16,408	99,432
		188,839
Specialty Retail - 2.6%
Aaron's, Inc. Class A	3,516	183,465
Abercrombie & Fitch Co. Class A	3,232	31,124
America's Car Mart, Inc. (a)	312	29,690
American Eagle Outfitters, Inc.	7,889	78,890
Asbury Automotive Group, Inc. (a)	1,011	101,252
At Home Group, Inc. (a)	2,614	32,466
Bed Bath & Beyond, Inc.	6,542	70,784
Boot Barn Holdings, Inc. (a)	1,497	28,982
Caleres, Inc.	1,904	12,014
Camping World Holdings, Inc.	1,714	62,767
Chico's FAS, Inc.	5,586	7,094
Citi Trends, Inc.	538	9,264
Conn's, Inc. (a)	938	9,342
DGSE Companies, Inc. (a)	410	1,734
DSW, Inc. Class A	3,248	19,196
Express, Inc. (a)	3,078	3,109
GameStop Corp. Class A (a)	2,865	11,489
Genesco, Inc. (a)	691	10,745
Group 1 Automotive, Inc.	901	75,702
GrowGeneration Corp. (a)	1,487	12,550
Guess?, Inc.	2,237	23,131
Haverty Furniture Companies, Inc.	861	12,243
Hibbett Sports, Inc. (a)	840	19,480
Hudson Ltd. (a)	1,942	8,506
Lithia Motors, Inc. Class A (sub. vtg.)	1,150	263,523
Lumber Liquidators Holdings, Inc. (a)	1,517	33,859
MarineMax, Inc. (a)	1,080	29,959
Michaels Companies, Inc. (a)	3,841	27,578
Monro, Inc.	1,710	96,273
Murphy U.S.A., Inc. (a)	1,438	190,406
National Vision Holdings, Inc. (a)	4,191	134,070
OneWater Marine, Inc. Class A	242	6,050
Rent-A-Center, Inc.	2,515	72,734
RH (a)	872	250,639
Sally Beauty Holdings, Inc. (a)	5,847	67,884
Shoe Carnival, Inc.	498	12,226
Signet Jewelers Ltd.	2,764	29,685
Sleep Number Corp. (a)	1,419	65,984
Sonic Automotive, Inc. Class A (sub. vtg.)	1,250	47,650
Sportsman's Warehouse Holdings, Inc. (a)	2,193	35,285
The Buckle, Inc.	1,517	24,318
The Cato Corp. Class A (sub. vtg.)	1,071	7,700
The Children's Place Retail Stores, Inc.	745	18,185
The Container Store Group, Inc. (a)	989	3,412
The ODP Corp.	2,684	59,236
Tilly's, Inc.	1,143	6,869
Urban Outfitters, Inc. (a)	3,536	58,485
Winmark Corp.	155	24,642
Zumiez, Inc. (a)	1,109	25,618
		2,447,289
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	3,471	124,748
Deckers Outdoor Corp. (a)	1,459	305,296
Fossil Group, Inc. (a)	2,317	7,669
G-III Apparel Group Ltd. (a)	2,238	22,134
Kontoor Brands, Inc.	2,653	50,831
Lakeland Industries, Inc. (a)	391	9,251
Movado Group, Inc.	818	7,886
Oxford Industries, Inc.	835	35,855
Rocky Brands, Inc.	350	7,963
Steven Madden Ltd.	4,264	90,312
Superior Group of Companies, Inc.	522	10,049
Unifi, Inc. (a)	699	8,360
Vera Bradley, Inc. (a)	910	3,990
Wolverine World Wide, Inc.	4,120	99,045
		783,389

TOTAL CONSUMER DISCRETIONARY		11,891,297

CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Celsius Holdings, Inc. (a)	1,825	26,773
Coca-Cola Bottling Co. Consolidated	245	56,242
Cott Corp.	8,106	115,186
Craft Brew Alliance, Inc. (a)	618	9,153
MGP Ingredients, Inc.	682	24,736
National Beverage Corp. (a)	611	39,196
New Age Beverages Corp. (a)	4,662	10,583
		281,869
Food & Staples Retailing - 0.9%
Andersons, Inc.	1,638	23,292
BJ's Wholesale Club Holdings, Inc. (a)	7,134	285,717
Chefs' Warehouse Holdings (a)	1,312	15,127
HF Foods Group, Inc. (a)(b)	1,808	16,019
Ingles Markets, Inc. Class A	744	29,946
Natural Grocers by Vitamin Cottage, Inc.	432	6,839
Performance Food Group Co. (a)	6,827	191,293
PriceSmart, Inc.	1,183	77,333
Rite Aid Corp. (a)	2,839	43,039
SpartanNash Co.	1,850	38,896
United Natural Foods, Inc. (a)	2,789	55,362
Village Super Market, Inc. Class A	449	11,337
Weis Markets, Inc.	499	24,860
		819,060
Food Products - 1.4%
Alico, Inc.	249	7,515
B&G Foods, Inc. Class A	3,333	96,357
Bridgford Foods Corp. (a)	135	2,174
Cal-Maine Foods, Inc. (a)	1,643	72,202
Calavo Growers, Inc.	857	49,509
Darling Ingredients, Inc. (a)	8,382	234,109
Farmer Brothers Co. (a)	839	4,178
Fresh Del Monte Produce, Inc.	1,605	36,241
Freshpet, Inc. (a)	2,013	193,349
Hostess Brands, Inc. Class A (a)	6,319	80,125
J&J Snack Foods Corp.	776	95,549
John B. Sanfilippo & Son, Inc.	458	40,382
Lancaster Colony Corp.	985	156,211
Landec Corp. (a)	1,364	12,876
Limoneira Co.	869	11,714
Sanderson Farms, Inc.	1,050	117,070
Seneca Foods Corp. Class A (a)	352	13,791
The Simply Good Foods Co. (a)	4,429	106,473
Tootsie Roll Industries, Inc.	825	26,153
		1,355,978
Household Products - 0.3%
Central Garden & Pet Co. (a)	417	15,788
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,152	74,567
Oil-Dri Corp. of America	252	8,762
WD-40 Co.	715	140,533
		239,650
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	2,074	41,210
Edgewell Personal Care Co. (a)	2,824	84,409
elf Beauty, Inc. (a)	1,384	24,718
Inter Parfums, Inc.	931	38,069
LifeVantage Corp. (a)	679	8,718
MediFast, Inc.	591	98,774
Nature's Sunshine Products, Inc. (a)	428	4,070
Revlon, Inc. (a)(b)	334	2,111
USANA Health Sciences, Inc. (a)	598	48,546
Veru, Inc. (a)	2,508	7,098
		357,723
Tobacco - 0.1%
Turning Point Brands, Inc.	541	17,788
Universal Corp.	1,272	53,628
Vector Group Ltd.	7,016	61,881
		133,297

TOTAL CONSUMER STAPLES		3,187,577

ENERGY - 2.2%
Energy Equipment & Services - 0.7%
Archrock, Inc.	6,892	45,901
Aspen Aerogels, Inc. (a)	1,035	6,572
Bristow Group, Inc. (a)	309	4,947
Cactus, Inc.	2,529	57,206
Championx Corp. (a)	9,734	92,570
DMC Global, Inc.	743	21,829
Dril-Quip, Inc. (a)	1,813	60,355
Exterran Corp.(a)	1,434	7,127
Frank's International NV (a)	7,813	17,814
Helix Energy Solutions Group, Inc. (a)	7,471	31,303
Liberty Oilfield Services, Inc. Class A	3,163	17,871
Matrix Service Co. (a)	1,289	11,285
Nabors Industries Ltd.	353	14,971
Newpark Resources, Inc. (a)	4,352	8,225
Nextier Oilfield Solutions, Inc. (a)	8,818	22,221
Oceaneering International, Inc. (a)	5,065	28,465
Oil States International, Inc. (a)	3,165	14,179
Patterson-UTI Energy, Inc.	9,583	37,134
ProPetro Holding Corp. (a)	4,265	22,903
RPC, Inc. (a)	2,822	8,381
SEACOR Holdings, Inc. (a)	1,005	29,225
Select Energy Services, Inc. Class A (a)	3,203	14,221
Solaris Oilfield Infrastructure, Inc. Class A	1,527	11,086
Tidewater, Inc. (a)	2,236	13,908
Transocean Ltd. (United States) (a)(b)	30,088	61,380
U.S. Silica Holdings, Inc.	4,099	14,469
		675,548
Oil, Gas & Consumable Fuels - 1.5%
Adams Resources & Energy, Inc.	117	2,477
Antero Resources Corp. (a)(b)	12,713	37,630
Arch Resources, Inc.	771	23,916
Ardmore Shipping Corp.	1,631	6,703
Berry Petroleum Corp.	3,408	16,035
Bonanza Creek Energy, Inc. (a)	1,018	18,517
Brigham Minerals, Inc. Class A	1,516	16,797
Clean Energy Fuels Corp. (a)	6,559	15,610
CNX Resources Corp. (a)	9,684	93,451
Comstock Resources, Inc. (a)	1,248	6,689
CONSOL Energy, Inc. (a)	1,258	7,397
Contango Oil & Gas Co. (a)	4,498	8,006
CVR Energy, Inc.	1,510	28,992
Delek U.S. Holdings, Inc.	3,225	56,373
DHT Holdings, Inc.	5,874	33,364
Diamond S Shipping, Inc. (a)	1,510	13,258
Dorian LPG Ltd. (a)	1,764	15,065
Earthstone Energy, Inc. (a)	1,144	3,009
Energy Fuels, Inc. (a)	5,883	10,058
Evolution Petroleum Corp.	1,256	3,291
Falcon Minerals Corp.	1,870	4,694
Frontline Ltd. (NY Shares)	6,117	48,936
Golar LNG Ltd.	4,922	36,915
Goodrich Petroleum Corp. (a)	506	3,770
Green Plains, Inc. (a)	1,806	23,352
Gulfport Energy Corp. (a)	7,795	7,873
International Seaways, Inc.	1,269	21,916
Kosmos Energy Ltd.	21,114	33,994
Magnolia Oil & Gas Corp. Class A (a)	6,616	39,564
Matador Resources Co. (a)	5,745	49,867
Montage Resources Corp. (a)	1,020	4,376
NACCO Industries, Inc. Class A	162	3,538
National Energy Services Reunited Corp. (a)	1,169	7,821
Nextdecade Corp. (a)	836	1,296
Nordic American Tanker Shipping Ltd. (b)	7,578	34,480
Overseas Shipholding Group, Inc. (a)	3,076	7,106
Ovintiv, Inc. (b)	13,650	132,269
Par Pacific Holdings, Inc. (a)	2,047	15,168
PBF Energy, Inc. Class A	5,052	43,851
PDC Energy, Inc. (a)	5,210	74,295
Peabody Energy Corp.	3,138	9,791
Penn Virginia Corp. (a)	664	6,580
PrimeEnergy Corp. (a)	21	1,496
Range Resources Corp.	11,179	72,216
Renewable Energy Group, Inc. (a)	1,981	54,636
Rex American Resources Corp. (a)	314	21,399
Scorpio Tankers, Inc.	2,694	35,615
Ship Finance International Ltd. (NY Shares)	4,871	40,478
SM Energy Co.	6,000	17,700
Southwestern Energy Co. (a)	28,530	69,328
Talos Energy, Inc. (a)	578	3,936
Tellurian, Inc. (a)	7,465	6,657
Uranium Energy Corp. (a)	8,834	8,554
W&T Offshore, Inc. (a)	5,065	11,447
Whiting Petroleum Corp. (a)(b)	4,308	3,360
World Fuel Services Corp.	3,249	76,449
		1,451,361

TOTAL ENERGY		2,126,909

FINANCIALS - 15.5%
Banks - 7.7%
1st Constitution Bancorp	465	5,747
1st Source Corp.	824	27,291
ACNB Corp.	464	9,558
Allegiance Bancshares, Inc.	974	23,756
Amalgamated Bank	663	7,658
American National Bankshares, Inc.	518	11,375
Ameris Bancorp	3,427	79,078
Ames National Corp.	428	7,918
Arrow Financial Corp.	664	18,127
Atlantic Capital Bancshares, Inc. (a)	1,064	10,640
Auburn National Bancorp., Inc.	117	5,324
Banc of California, Inc.	2,324	24,913
BancFirst Corp.	994	43,299
Bancorp, Inc., Delaware (a)	2,734	25,782
BancorpSouth Bank	5,176	108,334
Bank First National Corp.	319	19,845
Bank of Commerce Holdings	943	7,120
Bank of Marin Bancorp	663	20,825
Bank7 Corp.	241	2,388
BankFinancial Corp.	652	4,753
BankUnited, Inc.	4,729	95,242
Bankwell Financial Group, Inc.	294	4,381
Banner Corp.	1,813	64,235
Bar Harbor Bankshares	820	16,302
BayCom Corp. (a)	553	5,685
BCB Bancorp, Inc.	725	5,836
Berkshire Hills Bancorp, Inc.	2,358	23,486
Boston Private Financial Holdings, Inc.	4,159	24,476
Bridge Bancorp, Inc.	854	15,449
Brookline Bancorp, Inc., Delaware	4,167	39,982
Bryn Mawr Bank Corp.	1,066	27,759
Business First Bancshares, Inc.	607	8,279
Byline Bancorp, Inc.	1,230	15,941
C & F Financial Corp.	183	5,371
Cadence Bancorp Class A	6,544	51,109
California Bancorp, Inc. (a)	384	5,034
Cambridge Bancorp	346	18,750
Camden National Corp.	791	25,067
Capital Bancorp, Inc. (a)	469	4,981
Capital City Bank Group, Inc.	652	12,277
Capstar Financial Holdings, Inc.	857	8,699
Carter Bank & Trust	1,098	7,741
Cathay General Bancorp	3,978	96,188
CB Financial Services, Inc.	248	4,290
CBTX, Inc.	911	14,385
Central Pacific Financial Corp.	1,452	22,593
Central Valley Community Bancorp	543	7,135
Century Bancorp, Inc. Class A (non-vtg.)	136	9,471
Chemung Financial Corp.	209	5,645
ChoiceOne Financial Services, Inc.	344	9,804
CIT Group, Inc.	5,143	97,563
Citizens & Northern Corp.	682	12,071
Citizens Holding Co.	231	4,980
City Holding Co.	828	51,717
Civista Bancshares, Inc.	755	9,913
CNB Financial Corp., Pennsylvania	703	11,480
Coastal Financial Corp. of Washington (a)	523	6,993
Codorus Valley Bancorp, Inc.	440	5,170
Colony Bankcorp, Inc.	403	4,300
Columbia Banking Systems, Inc.	3,756	108,661
Community Bank System, Inc.	2,672	150,247
Community Bankers Trust Corp.	1,078	5,562
Community Financial Corp.	248	5,585
Community Trust Bancorp, Inc.	812	24,855
ConnectOne Bancorp, Inc.	1,886	26,008
County Bancorp, Inc.	248	4,603
CrossFirst Bankshares, Inc. (a)	2,531	23,209
Customers Bancorp, Inc. (a)	1,526	18,083
CVB Financial Corp.	6,816	123,165
Delmar Bancorp	518	3,015
Eagle Bancorp Montana, Inc.	325	5,021
Eagle Bancorp, Inc.	1,685	50,685
Enterprise Bancorp, Inc.	440	9,460
Enterprise Financial Services Corp.	1,301	37,807
Equity Bancshares, Inc. (a)	730	10,322
Esquire Financial Holdings, Inc. (a)	373	5,800
Evans Bancorp, Inc.	258	5,689
Farmers & Merchants Bancorp, Inc.	548	11,777
Farmers National Banc Corp.	1,238	13,383
FB Financial Corp.	925	23,504
Fidelity D & D Bancorp, Inc.	203	9,269
Financial Institutions, Inc.	747	11,033
First Bancorp, North Carolina	1,492	30,825
First Bancorp, Puerto Rico	11,092	60,340
First Bancshares, Inc.	1,071	21,324
First Bank Hamilton New Jersey	840	5,485
First Busey Corp.	2,764	47,264
First Business Finance Services, Inc.	391	5,814
First Capital, Inc.	180	9,632
First Choice Bancorp	496	7,504
First Commonwealth Financial Corp.	4,933	38,823
First Community Bankshares, In	857	16,763
First Community Corp.	361	4,837
First Financial Bancorp, Ohio	5,051	70,285
First Financial Bankshares, Inc.	6,718	201,003
First Financial Corp., Indiana	726	24,270
First Foundation, Inc.	2,058	31,631
First Guaranty Bancshares, Inc.	265	3,124
First Internet Bancorp	462	6,768
First Interstate Bancsystem, Inc.	2,187	63,664
First Merchants Corp.	2,777	67,842
First Mid-Illinois Bancshares, Inc.	724	17,673
First Midwest Bancorp, Inc., Delaware	6,197	75,201
First Northwest Bancorp	506	5,187
First of Long Island Corp.	1,101	16,416
First Savings Financial Group, Inc.	98	4,165
First United Corp.	339	3,665
First Western Financial, Inc. (a)	320	4,515
Flushing Financial Corp.	1,301	14,415
FNCM Bancorp, Inc.	803	4,489
Franklin Financial Network, Inc.	713	18,823
Franklin Financial Services Corp.	182	4,390
Fulton Financial Corp.	8,301	80,520
FVCBankcorp, Inc. (a)	609	6,005
German American Bancorp, Inc.	1,235	35,123
Glacier Bancorp, Inc.	4,996	176,409
Great Southern Bancorp, Inc.	544	19,622
Great Western Bancorp, Inc.	2,941	38,233
Guaranty Bancshares, Inc. Texas	392	10,623
Hancock Whitney Corp.	4,447	84,760
Hanmi Financial Corp.	1,493	13,780
HarborOne Bancorp, Inc.	2,686	23,261
Hawthorn Bancshares, Inc.	274	4,526
HBT Financial, Inc.	416	5,000
Heartland Financial U.S.A., Inc.	1,824	56,982
Heritage Commerce Corp.	3,018	20,462
Heritage Financial Corp., Washington	1,857	35,125
Hilltop Holdings, Inc.	3,760	73,207
Home Bancshares, Inc.	7,945	129,742
HomeTrust Bancshares, Inc.	757	10,916
Hope Bancorp, Inc.	6,062	51,103
Horizon Bancorp, Inc. Indiana	2,218	22,424
Howard Bancorp, Inc. (a)	640	6,086
Independent Bank Corp.	1,074	14,998
Independent Bank Corp., Massachusetts	1,708	110,200
Independent Bank Group, Inc.	1,952	85,751
International Bancshares Corp.	2,816	85,663
Investar Holding Corp.	539	7,185
Investors Bancorp, Inc.	12,148	98,642
Lakeland Bancorp, Inc.	2,639	26,865
Lakeland Financial Corp.	1,274	56,387
Landmark Bancorp, Inc.	185	3,811
LCNB Corp.	596	7,462
Level One Bancorp, Inc.	241	3,897
Limestone Bancorp, Inc. (a)	260	2,751
Live Oak Bancshares, Inc.	1,431	24,341
Macatawa Bank Corp.	1,231	8,863
Mackinac Financial Corp.	404	3,676
Mainstreet Bancshares, Inc. (a)	384	4,965
Mercantil Bank Holding Corp. Class A (a)	1,139	15,206
Mercantile Bank Corp.	763	16,244
Meridian Bank/Malvern, PA	280	4,206
Metrocity Bankshares, Inc.	878	11,835
Metropolitan Bank Holding Corp. (a)	398	11,773
Mid Penn Bancorp, Inc.	381	7,323
Middlefield Banc Corp.	304	5,363
Midland States Bancorp, Inc.	1,069	15,062
MidWestOne Financial Group, Inc.	769	13,904
MVB Financial Corp.	539	7,126
National Bank Holdings Corp.	1,581	43,920
National Bankshares, Inc.	307	7,700
NBT Bancorp, Inc.	2,199	65,508
Nicolet Bankshares, Inc. (a)	478	26,778
Northeast Bank	439	8,359
Northrim Bancorp, Inc.	316	7,274
Norwood Financial Corp.	283	6,854
Oak Valley Bancorp Oakdale California	426	5,453
OceanFirst Financial Corp.	3,050	46,726
OFG Bancorp	2,582	33,773
Ohio Valley Banc Corp.	186	3,664
Old National Bancorp, Indiana	8,543	119,517
Old Second Bancorp, Inc.	1,410	11,731
Origin Bancorp, Inc.	1,110	26,351
Orrstown Financial Services, Inc.	611	8,310
Pacific City Financial Corp.	615	5,658
Pacific Premier Bancorp, Inc.	4,451	93,516
Park National Corp.	749	64,234
Parke Bancorp, Inc.	608	7,108
Peapack-Gladstone Financial Corp.	897	14,603
Penns Woods Bancorp, Inc.	325	6,565
People's Utah Bancorp	840	15,750
Peoples Bancorp of North Carolina	242	4,005
Peoples Bancorp, Inc.	957	19,207
Peoples Financial Services Corp.	375	13,466
Plumas Bancorp	241	5,030
Preferred Bank, Los Angeles	782	29,130
Premier Financial Bancorp, Inc.	636	6,742
Professional Holdings Corp. (A Shares)	216	2,443
QCR Holdings, Inc.	746	22,290
RBB Bancorp	791	10,125
Red River Bancshares, Inc.	269	10,771
Reliant Bancorp, Inc.	790	11,653
Renasant Corp.	2,796	64,951
Republic Bancorp, Inc., Kentucky Class A	466	14,083
Republic First Bancorp, Inc. (a)	2,341	5,455
Richmond Mutual Bancorp., Inc.	557	6,422
S&T Bancorp, Inc.	2,039	43,839
Salisbury Bancorp, Inc.	128	4,660
Sandy Spring Bancorp, Inc.	2,428	56,135
SB Financial Group, Inc.	358	4,446
SB One Bancorp	402	7,441
Seacoast Banking Corp., Florida (a)	2,743	51,788
Select Bancorp, Inc. New (a)	862	6,732
ServisFirst Bancshares, Inc.	2,511	91,877
Shore Bancshares, Inc.	719	6,665
Sierra Bancorp	694	12,201
Silvergate Capital Corp. (a)	782	10,690
Simmons First National Corp. Class A	5,669	94,049
SmartFinancial, Inc.	697	9,939
South Plains Financial, Inc.	599	8,003
South State Corp.	3,655	174,197
Southern First Bancshares, Inc. (a)	351	8,564
Southern National Bancorp of Virginia, Inc.	1,625	13,683
Southside Bancshares, Inc.	1,665	46,121
Spirit of Texas Bancshares, Inc. (a)	685	7,980
Stock Yards Bancorp, Inc.	1,094	42,764
Summit Financial Group, Inc.	529	7,956
Texas Capital Bancshares, Inc. (a)	2,648	87,967
The Bank of NT Butterfield & Son Ltd.	2,689	69,995
The Bank of Princeton	272	4,893
The First Bancorp, Inc.	496	9,989
Tompkins Financial Corp.	751	48,462
TowneBank	3,478	61,352
Trico Bancshares	1,365	38,220
TriState Capital Holdings, Inc. (a)	1,429	18,934
Triumph Bancorp, Inc. (a)	1,151	30,156
Trustmark Corp.	3,271	73,663
UMB Financial Corp.	2,319	115,486
Union Bankshares Corp.	4,148	93,620
United Bankshares, Inc., West Virginia	6,449	169,738
United Community Bank, Inc.	4,050	72,617
United Security Bancshares, California	635	3,975
Unity Bancorp, Inc.	431	5,392
Univest Corp. of Pennsylvania	1,532	23,424
Valley National Bancorp	20,921	156,280
Veritex Holdings, Inc.	2,735	45,729
Washington Trust Bancorp, Inc.	859	28,639
WesBanco, Inc.	3,374	66,906
West Bancorp., Inc.	763	12,521
Westamerica Bancorp.	1,355	81,788
		7,338,400
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc.	2,822	102,241
Assetmark Financial Holdings, Inc. (a)	848	23,617
Associated Capital Group, Inc.	77	3,114
B. Riley Financial, Inc.	1,002	25,561
BGC Partners, Inc. Class A	15,771	43,686
Blucora, Inc. (a)	2,558	30,159
BrightSphere Investment Group, Inc.	3,221	43,290
Cohen & Steers, Inc.	1,270	76,429
Cowen Group, Inc. Class A	1,425	23,470
Diamond Hill Investment Group, Inc.	158	18,017
Donnelley Financial Solutions, Inc. (a)	1,508	13,044
Federated Hermes, Inc. Class B (non-vtg.)	5,030	132,591
Focus Financial Partners, Inc. Class A (a)	1,628	60,155
GAMCO Investors, Inc. Class A	260	3,065
Greenhill & Co., Inc.	739	8,853
Hamilton Lane, Inc. Class A	1,156	83,509
Houlihan Lokey	2,309	126,533
INTL FCStone, Inc. (a)	847	44,451
Moelis & Co. Class A	2,749	81,893
Och-Ziff Capital Management Group LLC Class A	945	11,746
Oppenheimer Holdings, Inc. Class A (non-vtg.)	473	10,023
Piper Jaffray Companies	919	56,895
PJT Partners, Inc.	1,232	65,949
Pzena Investment Management, Inc.	883	4,627
Safeguard Scientifics, Inc.	937	5,332
Siebert Financial Corp. (a)	514	1,778
Silvercrest Asset Management Group Class A	450	4,950
Stifel Financial Corp.	3,476	168,516
Value Line, Inc.	60	1,479
Virtus Investment Partners, Inc.	381	51,786
Waddell & Reed Financial, Inc. Class A	3,313	48,337
Westwood Holdings Group, Inc.	395	4,487
WisdomTree Investments, Inc.	7,597	27,349
		1,406,932
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	257	2,100
CURO Group Holdings Corp.	949	6,634
Encore Capital Group, Inc. (a)	1,620	59,179
Enova International, Inc. (a)	1,574	25,326
EZCORP, Inc. (non-vtg.) Class A (a)	2,490	14,243
First Cash Financial Services, Inc.	2,123	122,370
Green Dot Corp. Class A (a)	2,660	134,835
LendingClub Corp. (a)	3,659	19,100
Navient Corp.	9,820	78,167
Nelnet, Inc. Class A	913	52,954
Oportun Financial Corp. (a)	988	14,128
PRA Group, Inc. (a)	2,350	92,966
Regional Management Corp. (a)	422	6,410
World Acceptance Corp. (a)	266	19,764
		648,176
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc. (a)	242	5,830
Alerus Financial Corp.	749	14,516
Banco Latinoamericano de Comercio Exterior SA Series E	1,622	18,929
Cannae Holdings, Inc. (a)	4,416	166,395
GWG Holdings, Inc. (a)	196	1,333
Marlin Business Services Corp.	448	3,288
Rafael Holdings, Inc. (a)	528	7,376
SWK Holdings Corp. (a)	191	2,410
		220,077
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	2,276	29,133
American Equity Investment Life Holding Co.	4,736	120,531
Amerisafe, Inc.	1,002	63,587
Argo Group International Holdings, Ltd.	1,671	55,995
Benefytt Technologies, Inc. (a)	562	17,377
BRP Group, Inc. (a)	1,020	17,799
Citizens, Inc. Class A (a)	2,652	15,222
CNO Financial Group, Inc.	7,445	112,420
Crawford & Co. Class A	946	6,934
Donegal Group, Inc. Class A	601	8,402
eHealth, Inc. (a)(b)	1,325	91,611
Employers Holdings, Inc.	1,546	50,276
Enstar Group Ltd. (a)	624	104,801
FBL Financial Group, Inc. Class A	505	17,564
Fednat Holding Co.	555	5,195
Genworth Financial, Inc. Class A (a)	26,392	53,840
Global Indemnity Ltd.	399	9,117
Goosehead Insurance	668	69,024
Greenlight Capital Re, Ltd. (a)	1,441	9,309
HCI Group, Inc.	290	12,940
Heritage Insurance Holdings, Inc.	1,268	15,051
Horace Mann Educators Corp.	2,164	81,323
Independence Holding Co.	228	7,538
Investors Title Co.	67	7,710
James River Group Holdings Ltd.	1,557	72,120
Kinsale Capital Group, Inc.	1,088	212,051
MBIA, Inc. (a)	3,622	29,012
National General Holdings Corp.	3,563	121,106
National Western Life Group, Inc.	129	25,128
NI Holdings, Inc. (a)	529	8,718
Palomar Holdings, Inc. (a)	1,012	92,436
ProAssurance Corp.	2,785	40,940
ProSight Global, Inc.	462	3,631
Protective Insurance Corp. Class B	426	5,453
RLI Corp.	2,058	181,372
Safety Insurance Group, Inc.	754	57,055
Selective Insurance Group, Inc.	3,070	166,824
State Auto Financial Corp.	917	14,223
Stewart Information Services Corp.	1,224	51,347
Third Point Reinsurance Ltd. (a)	4,062	31,643
Tiptree, Inc.	1,212	6,121
Trupanion, Inc. (a)	1,556	78,687
United Fire Group, Inc.	1,094	27,755
United Insurance Holdings Corp.	1,131	8,369
Universal Insurance Holdings, Inc.	1,445	25,302
Vericity, Inc. (a)	177	1,487
Watford Holdings Ltd. (a)	876	14,375
		2,257,854
Mortgage Real Estate Investment Trusts - 1.3%
Anworth Mortgage Asset Corp.	5,094	9,220
Apollo Commercial Real Estate Finance, Inc.	8,058	74,939
Arbor Realty Trust, Inc.	5,430	55,332
Ares Commercial Real Estate Corp.	1,607	14,672
Arlington Asset Investment Corp.	1,821	4,953
Armour Residential REIT, Inc.	3,252	30,374
Blackstone Mortgage Trust, Inc.	7,159	172,317
Broadmark Realty Capital, Inc.	6,721	61,968
Capstead Mortgage Corp.	4,894	30,098
Cherry Hill Mortgage Investment Corp.	823	7,596
Chimera Investment Corp.	9,980	89,720
Colony NorthStar Credit Real Estate, Inc.	4,414	27,808
Dynex Capital, Inc.	1,113	17,196
Ellington Financial LLC	2,074	24,390
Ellington Residential Mortgage REIT	444	4,906
Granite Point Mortgage Trust, Inc.	2,812	19,093
Great Ajax Corp.	1,044	8,999
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,692	129,331
Invesco Mortgage Capital, Inc. (b)	9,376	28,784
KKR Real Estate Finance Trust, Inc.	1,553	25,857
Ladder Capital Corp. Class A	5,510	42,813
MFA Financial, Inc.	23,642	62,178
New York Mortgage Trust, Inc.	19,931	52,219
Orchid Island Capital, Inc.	3,647	18,746
PennyMac Mortgage Investment Trust	5,224	98,472
Redwood Trust, Inc.	6,034	43,022
TPG RE Finance Trust, Inc.	3,043	26,413
Two Harbors Investment Corp.	13,946	75,727
Western Asset Mortgage Capital Corp.	2,356	4,971
ZAIS Financial Corp.	1,819	14,588
		1,276,702
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. (a)	3,001	67,252
Bogota Financial Corp.	297	2,343
Bridgewater Bancshares, Inc. (a)	1,073	9,968
Capitol Federal Financial, Inc.	6,860	66,199
Columbia Financial, Inc. (a)	2,616	31,470
Dime Community Bancshares, Inc.	1,474	17,312
ESSA Bancorp, Inc.	450	5,670
Essent Group Ltd.	5,667	203,049
Farmer Mac Class C (non-vtg.)	475	28,267
First Defiance Financial Corp.	1,969	34,812
Flagstar Bancorp, Inc.	1,841	57,771
FS Bancorp, Inc.	197	7,486
Greene County Bancorp, Inc.	174	3,746
Hingham Institution for Savings	77	13,552
Home Bancorp, Inc.	371	8,674
HomeStreet, Inc.	1,160	30,670
Kearny Financial Corp.	4,324	34,765
Luther Burbank Corp.	951	9,101
Merchants Bancorp/IN	408	7,519
Meridian Bancorp, Inc. Maryland	2,520	28,741
Meta Financial Group, Inc.	1,723	32,151
MMA Capital Management, LLC (a)	221	5,476
NMI Holdings, Inc. (a)	3,528	54,755
Northfield Bancorp, Inc.	2,260	21,719
Northwest Bancshares, Inc.	6,136	60,440
Oconee Federal Financial Corp.	54	1,372
OP Bancorp	703	4,373
PCSB Financial Corp.	804	8,940
PDL Community Bancorp (a)	347	3,158
Pennymac Financial Services, Inc.	2,424	116,982
Pioneer Bancorp, Inc. (a)	583	5,072
Provident Bancorp, Inc.	485	3,807
Provident Financial Holdings, Inc.	303	3,697
Provident Financial Services, Inc.	3,211	43,830
Prudential Bancorp, Inc.	501	5,611
Radian Group, Inc.	9,961	148,618
Riverview Bancorp, Inc.	1,066	5,202
Security National Financial Corp. Class A	465	2,860
Southern Missouri Bancorp, Inc.	383	8,353
Standard AVB Financial Corp.	212	4,253
Sterling Bancorp, Inc.	894	2,727
Territorial Bancorp, Inc.	372	8,173
Timberland Bancorp, Inc.	366	6,098
Trustco Bank Corp., New York	5,127	29,685
Walker & Dunlop, Inc.	1,480	74,607
Washington Federal, Inc.	3,975	92,777
Waterstone Financial, Inc.	1,120	17,114
Westfield Financial, Inc.	1,178	5,937
WMI Holdings Corp. (a)	4,015	65,565
WSFS Financial Corp.	2,595	74,035
		1,585,754

TOTAL FINANCIALS		14,733,895

HEALTH CARE - 19.9%
Biotechnology - 10.0%
89Bio, Inc. (a)	176	5,347
Abeona Therapeutics, Inc. (a)	3,246	9,251
ADMA Biologics, Inc. (a)	3,446	12,302
Aduro Biotech, Inc. (a)	3,513	9,907
Adverum Biotechnologies, Inc. (a)	3,828	64,196
Aeglea BioTherapeutics, Inc. (a)	2,096	14,358
Affimed NV (a)	3,930	13,873
Agenus, Inc. (a)	7,504	22,812
Aimmune Therapeutics, Inc. (a)(b)	2,464	32,549
Akebia Therapeutics, Inc. (a)	6,763	75,543
Akero Therapeutics, Inc. (a)	592	20,785
Albireo Pharma, Inc. (a)	671	18,962
Alector, Inc. (a)	2,383	37,342
Allakos, Inc. (a)(b)	1,269	95,264
Allogene Therapeutics, Inc. (a)	2,521	92,445
Amicus Therapeutics, Inc. (a)	13,256	191,549
AnaptysBio, Inc. (a)	1,090	19,576
Anavex Life Sciences Corp. (a)	2,740	11,563
Anika Therapeutics, Inc. (a)	714	25,990
Apellis Pharmaceuticals, Inc. (a)	3,111	80,544
Applied Genetic Technologies Corp. (a)	1,174	6,199
Applied Therapeutics, Inc. (a)	705	18,189
Aprea Therapeutics, Inc.	361	9,902
Aptinyx, Inc. (a)	1,246	4,697
Aravive, Inc. (a)	611	3,599
Arcturus Therapeutics Holdings, Inc. (a)	681	35,569
Arcus Biosciences, Inc. (a)	1,687	33,200
Arcutis Biotherapeutics, Inc. (a)	496	13,243
Ardelyx, Inc. (a)	3,843	21,713
Arena Pharmaceuticals, Inc. (a)	2,919	179,197
Arrowhead Pharmaceuticals, Inc. (a)	5,226	225,084
Assembly Biosciences, Inc. (a)	1,617	35,897
Atara Biotherapeutics, Inc. (a)	2,999	37,158
Athenex, Inc. (a)	3,823	40,562
Athersys, Inc. (a)	9,273	23,739
Atreca, Inc. (a)	1,068	13,831
AVEO Pharmaceuticals, Inc. (a)	710	3,025
Avid Bioservices, Inc. (a)	2,958	21,948
AVROBIO, Inc. (a)	1,668	28,273
Axcella Health, Inc. (a)	524	2,353
Beam Therapeutics, Inc.	638	12,339
BeyondSpring, Inc. (a)	738	8,140
BioCryst Pharmaceuticals, Inc. (a)	7,943	32,328
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,444	156,514
Biospecifics Technologies Corp. (a)	333	20,866
BioXcel Therapeutics, Inc. (a)	558	25,311
Black Diamond Therapeutics, Inc. (a)	635	17,666
Blueprint Medicines Corp. (a)	2,824	206,660
BrainStorm Cell Therpeutic, Inc. (a)	1,412	19,133
Bridgebio Pharma, Inc. (a)(b)	3,793	106,735
Cabaletta Bio, Inc. (a)	645	7,372
Calithera Biosciences, Inc. (a)	3,305	15,534
Calyxt, Inc. (a)	592	2,611
CareDx, Inc. (a)	2,262	75,438
CASI Pharmaceuticals, Inc. (a)	3,043	5,873
Castle Biosciences, Inc.	545	21,102
Catabasis Pharmaceuticals, Inc. (a)	952	5,503
Catalyst Biosciences, Inc. (a)	928	4,742
Catalyst Pharmaceutical Partners, Inc. (a)	5,191	22,321
Cel-Sci Corp. (a)(b)	1,740	21,767
Cellular Biomedicine Group, Inc. (a)	700	9,219
Centogene NV (a)	206	2,616
Checkpoint Therapeutics, Inc. (a)	2,172	4,887
ChemoCentryx, Inc. (a)	2,324	122,498
Chimerix, Inc. (a)	2,356	7,327
Cidara Therapeutics, Inc. (a)	1,700	6,205
Clovis Oncology, Inc. (a)	3,875	22,436
CohBar, Inc. (a)	1,227	1,828
Coherus BioSciences, Inc. (a)	3,046	53,579
Concert Pharmaceuticals, Inc. (a)	1,429	13,247
Constellation Pharmaceuticals, Inc. (a)	1,402	37,700
ContraFect Corp. (a)	689	3,831
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	3,542	22,208
Cortexyme, Inc. (a)(b)	820	32,677
Crinetics Pharmaceuticals, Inc. (a)	1,354	18,794
Cue Biopharma, Inc. (a)	1,483	28,044
Cyclerion Therapeutics, Inc. (a)	1,140	4,355
Cytokinetics, Inc. (a)	2,914	63,001
CytomX Therapeutics, Inc. (a)	2,406	16,866
Deciphera Pharmaceuticals, Inc. (a)	1,939	89,911
Denali Therapeutics, Inc. (a)	3,281	76,841
DermTech, Inc. (a)	406	4,300
Dicerna Pharmaceuticals, Inc. (a)	3,420	73,530
Dyadic International, Inc. (a)	995	8,637
Dynavax Technologies Corp. (a)(b)	4,648	37,695
Eagle Pharmaceuticals, Inc. (a)	549	25,468
Editas Medicine, Inc. (a)	2,905	85,291
Eidos Therapeutics, Inc. (a)	559	22,416
Eiger Biopharmaceuticals, Inc. (a)	1,258	12,643
Emergent BioSolutions, Inc. (a)	2,322	258,299
Enanta Pharmaceuticals, Inc. (a)	1,002	45,942
Enochian Biosciences, Inc. (a)(b)	732	2,818
Epizyme, Inc. (a)	4,668	64,605
Esperion Therapeutics, Inc. (a)(b)	1,331	50,086
Evelo Biosciences, Inc. (a)	708	2,697
Exicure, Inc. (a)	2,981	6,677
Fate Therapeutics, Inc. (a)	3,252	101,690
Fennec Pharmaceuticals, Inc. (a)	1,072	9,053
FibroGen, Inc. (a)	4,324	174,992
Five Prime Therapeutics, Inc. (a)	1,343	7,924
Flexion Therapeutics, Inc. (a)	1,807	24,521
Fortress Biotech, Inc. (a)	2,901	8,050
Frequency Therapeutics, Inc.	1,529	32,323
G1 Therapeutics, Inc. (a)	1,760	25,819
Galectin Therapeutics, Inc. (a)(b)	1,893	4,941
Galera Therapeutics, Inc. (a)	443	3,083
Genprex, Inc. (a)(b)	1,437	4,843
Geron Corp. (a)	9,594	15,254
GlycoMimetics, Inc. (a)	1,818	7,163
Gossamer Bio, Inc. (a)	2,590	30,873
Gritstone Oncology, Inc. (a)	1,535	4,920
Halozyme Therapeutics, Inc. (a)	7,050	191,690
Harpoon Therapeutics, Inc. (a)	543	5,978
Heron Therapeutics, Inc. (a)	4,585	74,690
Homology Medicines, Inc. (a)	1,796	23,617
Hookipa Pharma, Inc. (a)	633	6,115
iBio, Inc. (a)(b)	2,428	10,780
Ideaya Biosciences, Inc. (a)	604	7,616
IGM Biosciences, Inc. (a)	379	19,049
Immunic, Inc. (a)	181	3,113
ImmunoGen, Inc. (a)	8,823	36,263
Immunovant, Inc. (a)	1,034	23,379
Inovio Pharmaceuticals, Inc. (a)(b)	7,475	145,314
Insmed, Inc. (a)	5,259	137,365
Intellia Therapeutics, Inc. (a)	2,262	40,286
Intercept Pharmaceuticals, Inc. (a)	1,337	61,021
Invitae Corp. (a)(b)	6,015	175,638
Ironwood Pharmaceuticals, Inc. Class A (a)	8,322	76,313
Iveric Bio, Inc. (a)	2,260	9,063
Jounce Therapeutics, Inc. (a)	848	3,884
Kadmon Holdings, Inc. (a)	8,353	30,572
Kalvista Pharmaceuticals, Inc. (a)	783	7,697
Karuna Therapeutics, Inc. (a)	802	65,604
Karyopharm Therapeutics, Inc. (a)	3,621	58,117
Keros Therapeutics, Inc.	350	11,235
Kezar Life Sciences, Inc. (a)	1,496	6,538
Kindred Biosciences, Inc. (a)	1,899	6,248
Kiniksa Pharmaceuticals Ltd. (a)	998	19,481
Kodiak Sciences, Inc. (a)	1,497	69,356
Krystal Biotech, Inc. (a)	622	25,682
Kura Oncology, Inc. (a)	2,786	45,802
La Jolla Pharmaceutical Co. (a)	943	3,753
Lexicon Pharmaceuticals, Inc. (a)	2,371	4,600
Ligand Pharmaceuticals, Inc. Class B (a)(b)	763	89,408
LogicBio Therapeutics, Inc. (a)	610	4,782
Macrogenics, Inc. (a)	2,505	63,627
Madrigal Pharmaceuticals, Inc. (a)	455	46,688
Magenta Therapeutics, Inc. (a)	926	6,501
MannKind Corp. (a)	10,632	16,586
Marker Therapeutics, Inc. (a)(b)	1,932	3,883
MediciNova, Inc. (a)	2,296	14,281
MEI Pharma, Inc. (a)	5,388	14,952
MeiraGTx Holdings PLC (a)	1,036	13,458
Mersana Therapeutics, Inc. (a)	2,359	46,897
Minerva Neurosciences, Inc. (a)	1,957	6,820
Mirati Therapeutics, Inc. (a)	1,914	232,187
Mirum Pharmaceuticals, Inc. (a)(b)	274	6,050
Molecular Templates, Inc. (a)	1,201	13,175
Momenta Pharmaceuticals, Inc. (a)	6,136	180,951
Morphic Holding, Inc. (a)	693	15,599
Mustang Bio, Inc. (a)	1,271	3,915
Myriad Genetics, Inc. (a)	3,659	44,164
NantKwest, Inc. (a)	1,519	16,982
Natera, Inc. (a)	3,633	174,457
Neoleukin Therapeutics, Inc. (a)	1,485	14,375
Neubase Therapeutics, Inc. (a)	875	6,506
Neurobo Pharmaceuticals, Inc. (a)	220	1,410
NextCure, Inc. (a)	823	7,341
Novavax, Inc. (a)(b)	3,035	434,277
Nymox Pharmaceutical Corp. (a)	1,962	6,318
OncoCyte Corp. (a)	2,198	2,967
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)	20,690	106,554
Organogenesis Holdings, Inc. Class A (a)	1,172	4,313
Orgenesis, Inc. (a)	924	5,100
ORIC Pharmaceuticals, Inc. (a)	438	8,791
Ovid Therapeutics, Inc. (a)	2,147	13,848
Oyster Point Pharma, Inc. (a)	267	5,973
Passage Bio, Inc.	682	10,666
PDL BioPharma, Inc. (a)	5,399	17,169
Pfenex, Inc. (a)	1,745	12,372
PhaseBio Pharmaceuticals, Inc. (a)	727	2,908
Pieris Pharmaceuticals, Inc. (a)	2,788	7,165
Precigen, Inc. (a)(b)	3,516	14,802
Precision BioSciences, Inc. (a)	2,310	14,692
Prevail Therapeutics, Inc. (a)	777	11,632
Principia Biopharma, Inc. (a)	1,533	128,159
Protagonist Therapeutics, Inc. (a)	1,200	18,876
Protara Therapeutics, Inc. (a)	102	2,544
Prothena Corp. PLC (a)	1,562	19,119
PTC Therapeutics, Inc. (a)	3,214	148,905
Puma Biotechnology, Inc. (a)	1,650	17,012
Radius Health, Inc. (a)	2,385	29,932
RAPT Therapeutics, Inc. (a)	549	11,858
Recro Pharma, Inc. (a)	874	3,575
REGENXBIO, Inc. (a)	1,782	58,984
Replimune Group, Inc. (a)	859	17,154
Retrophin, Inc. (a)	2,132	42,384
Revolution Medicines, Inc.	767	18,500
Rhythm Pharmaceuticals, Inc. (a)	1,770	34,019
Rigel Pharmaceuticals, Inc. (a)	9,074	20,870
Rocket Pharmaceuticals, Inc. (a)	1,767	41,578
Rubius Therapeutics, Inc. (a)	1,925	9,452
Sangamo Therapeutics, Inc. (a)	6,025	65,251
Savara, Inc. (a)	2,357	4,690
Scholar Rock Holding Corp. (a)	1,147	12,950
Selecta Biosciences, Inc. (a)	3,398	8,087
Seres Therapeutics, Inc. (a)	2,230	8,340
Soleno Therapeutics, Inc. (a)	1,686	2,900
Solid Biosciences, Inc. (a)	1,336	3,514
Sorrento Therapeutics, Inc. (a)	9,165	81,752
Spectrum Pharmaceuticals, Inc. (a)	6,195	18,523
Spero Therapeutics, Inc. (a)	752	8,798
Springworks Therapeutics, Inc. (a)	1,099	46,850
Stoke Therapeutics, Inc. (a)	608	15,316
Sutro Biopharma, Inc. (a)	851	6,612
Syndax Pharmaceuticals, Inc. (a)	1,362	19,218
Syros Pharmaceuticals, Inc. (a)	2,266	21,504
TCR2 Therapeutics, Inc. (a)	816	13,668
TG Therapeutics, Inc. (a)	5,005	97,998
Translate Bio, Inc. (a)	2,623	39,843
Turning Point Therapeutics, Inc. (a)	1,441	85,350
Twist Bioscience Corp. (a)	1,564	87,647
Tyme, Inc. (a)	2,897	3,447
Ultragenyx Pharmaceutical, Inc. (a)	2,958	231,197
UNITY Biotechnology, Inc. (a)	1,655	15,607
UroGen Pharma Ltd. (a)(b)	1,020	22,532
Vanda Pharmaceuticals, Inc. (a)	2,842	28,647
Vaxart, Inc. (a)	2,335	21,926
VBI Vaccines, Inc. (a)	8,918	36,296
Veracyte, Inc. (a)	2,611	93,134
Verastem, Inc. (a)	8,300	11,122
Vericel Corp. (a)	2,330	38,422
Viela Bio, Inc.	1,036	37,928
Viking Therapeutics, Inc. (a)(b)	3,326	23,349
Vir Biotechnology, Inc. (a)	2,405	114,863
Voyager Therapeutics, Inc. (a)	1,333	14,756
vTv Therapeutics, Inc. Class A (a)	620	1,457
X4 Pharmaceuticals, Inc. (a)	747	5,543
Xbiotech, Inc. (a)	739	10,745
Xencor, Inc. (a)	2,892	87,020
XOMA Corp. (a)	304	5,077
Y-mAbs Therapeutics, Inc. (a)	1,540	54,100
Zentalis Pharmaceuticals, Inc.	544	18,768
ZIOPHARM Oncology, Inc. (a)	11,144	33,098
		9,505,281
Health Care Equipment & Supplies - 3.7%
Accelerate Diagnostics, Inc. (a)(b)	1,614	23,451
Accuray, Inc. (a)	4,349	9,698
Alphatec Holdings, Inc. (a)	2,272	11,292
Angiodynamics, Inc. (a)	1,965	16,231
Antares Pharma, Inc. (a)	8,401	21,927
Aspira Women's Health, Inc. (a)	2,366	10,576
Atricure, Inc. (a)	2,037	83,130
Atrion Corp.	74	45,887
Avanos Medical, Inc. (a)	2,490	76,368
AxoGen, Inc. (a)	1,858	21,125
Axonics Modulation Technologies, Inc. (a)(b)	1,593	67,479
Bellerophon Therapeutics, Inc. (a)	185	2,375
Beyond Air, Inc. (a)	661	4,105
BioLife Solutions, Inc. (a)	361	6,978
BioSig Technologies, Inc. (a)	1,075	9,697
Bovie Medical Corp. (a)	1,599	7,180
Cantel Medical Corp.	1,966	92,894
Cardiovascular Systems, Inc. (a)	1,807	55,077
Cerus Corp. (a)	8,371	59,685
Chembio Diagnostics, Inc. (a)(b)	1,018	5,630
Co.-Diagnostics, Inc. (a)(b)	1,373	32,952
CONMED Corp.	1,411	116,464
Cryolife, Inc. (a)	1,896	36,801
CryoPort, Inc. (a)(b)	1,734	57,465
Cutera, Inc. (a)	863	12,280
CytoSorbents Corp. (a)	1,737	16,632
Electromed, Inc. (a)	359	5,956
Fonar Corp. (a)	326	8,026
Genmark Diagnostics, Inc. (a)	3,540	63,224
Glaukos Corp. (a)	2,208	96,490
Heska Corp. (a)	362	34,832
Inogen, Inc. (a)	950	29,165
Integer Holdings Corp. (a)	1,704	112,072
IntriCon Corp. (a)	393	4,244
Invacare Corp.	1,858	13,080
IRadimed Corp. (a)	299	6,662
iRhythm Technologies, Inc. (a)	1,404	174,770
Lantheus Holdings, Inc. (a)	3,473	46,816
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	877	25,722
LivaNova PLC (a)	2,535	117,979
Meridian Bioscience, Inc. (a)	2,216	54,270
Merit Medical Systems, Inc. (a)	2,814	125,842
Mesa Laboratories, Inc.	210	49,757
Milestone Scientific, Inc. (a)	1,747	3,372
Misonix, Inc. (a)	741	9,211
Natus Medical, Inc. (a)	1,744	32,404
Nemaura Medical, Inc. (a)	337	2,137
Neogen Corp. (a)	2,744	210,657
Nevro Corp. (a)	1,748	232,414
NuVasive, Inc. (a)	2,678	153,021
OraSure Technologies, Inc. (a)	3,210	58,262
Orthofix International NV (a)	1,032	31,693
OrthoPediatrics Corp. (a)	638	26,917
PAVmed, Inc. (a)	1,759	3,500
Pulse Biosciences, Inc. (a)	704	7,216
Pulse Biosciences, Inc. warrants 5/14/25 (a)	24	130
Quotient Ltd. (a)(b)	3,183	24,955
Repro Medical Systems, Inc. (a)	1,238	12,912
Retractable Technologies, Inc. (a)	676	8,092
Rockwell Medical Technologies, Inc. (a)	3,219	5,537
RTI Biologics, Inc. (a)	2,754	7,739
Seaspine Holdings Corp. (a)	1,335	12,509
Shockwave Medical, Inc. (a)	1,402	69,147
SI-BONE, Inc. (a)	1,282	21,922
Sientra, Inc. (a)	2,367	8,995
Silk Road Medical, Inc. (a)	1,663	77,263
Soliton, Inc. (a)	356	2,293
Staar Surgical Co. (a)	2,348	136,630
Stereotaxis, Inc. (a)	2,221	8,551
SurModics, Inc. (a)	685	32,394
Tactile Systems Technology, Inc. (a)	953	39,054
Tela Bio, Inc. (a)	281	3,271
TransMedics Group, Inc. (a)	1,001	18,078
Utah Medical Products, Inc.	184	14,996
Vapotherm, Inc. (a)	993	51,874
Varex Imaging Corp. (a)	1,988	31,172
Venus Concept, Inc. (a)	949	2,714
ViewRay, Inc. (a)	5,902	16,349
VolitionRx Ltd. (a)	1,193	3,853
Wright Medical Group NV (a)(b)	6,672	200,293
Zynex, Inc. (a)	842	16,099
		3,469,912
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	1,103	32,660
Addus HomeCare Corp. (a)	722	69,608
American Renal Associates Holdings, Inc. (a)	868	5,599
AMN Healthcare Services, Inc. (a)	2,426	133,284
Apollo Medical Holdings, Inc. (a)	532	8,911
Avalon GloboCare Corp. (a)	1,391	2,253
BioScrip, Inc. (a)	1,789	21,074
BioTelemetry, Inc. (a)	1,753	74,608
Brookdale Senior Living, Inc. (a)	9,724	26,935
Community Health Systems, Inc. (a)	4,575	22,784
Corvel Corp. (a)	462	36,724
Covetrus, Inc. (a)	5,082	112,617
Cross Country Healthcare, Inc. (a)	1,889	12,250
DFB Healthcare Acquisitions Co. (a)	390	7,597
Enzo Biochem, Inc. (a)	2,160	5,141
Exagen, Inc. (a)	216	2,689
Five Star Senior Living, Inc. (a)	981	4,454
Fulgent Genetics, Inc. (a)	491	12,938
Hanger, Inc. (a)	1,925	33,611
HealthEquity, Inc. (a)	3,865	199,279
InfuSystems Holdings, Inc. (a)	721	8,803
LHC Group, Inc. (a)	1,579	308,079
Magellan Health Services, Inc. (a)	1,221	90,562
MEDNAX, Inc. (a)	4,318	86,274
National Healthcare Corp.	652	38,677
National Research Corp. Class A	707	40,433
Ontrak, Inc. (a)(b)	420	16,069
Owens & Minor, Inc.	3,248	52,228
Patterson Companies, Inc.	4,403	116,944
Pennant Group, Inc. (a)	1,332	33,380
PetIQ, Inc. Class A (a)	1,088	39,701
Progyny, Inc. (a)	1,382	36,796
Providence Service Corp. (a)	626	50,712
R1 RCM, Inc. (a)	5,557	75,964
RadNet, Inc. (a)	2,187	34,751
Select Medical Holdings Corp. (a)	5,649	107,557
Sharps Compliance Corp. (a)	746	5,707
Surgery Partners, Inc. (a)	1,169	17,851
Tenet Healthcare Corp. (a)	5,441	143,860
The Ensign Group, Inc.	2,650	121,874
The Joint Corp. (a)	754	10,888
Tivity Health, Inc. (a)	2,303	30,215
Triple-S Management Corp.	1,208	23,508
U.S. Physical Therapy, Inc.	652	54,155
Viemed Healthcare, Inc. (a)	1,736	18,845
		2,388,849
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	8,494	76,446
Computer Programs & Systems, Inc.	690	17,029
Evolent Health, Inc. (a)	3,969	46,239
Health Catalyst, Inc.	1,676	58,492
HealthStream, Inc. (a)	1,303	28,607
HMS Holdings Corp. (a)	4,592	149,240
iCAD, Inc. (a)	1,026	9,460
Inovalon Holdings, Inc. Class A (a)	3,838	90,308
Inspire Medical Systems, Inc. (a)	1,359	135,030
NantHealth, Inc. (a)	1,365	6,143
Nextgen Healthcare, Inc. (a)	2,891	42,266
Omnicell, Inc. (a)	2,214	155,622
OptimizeRx Corp. (a)	785	11,108
Phreesia, Inc.	1,506	45,270
Schrodinger, Inc. (b)	721	52,186
Simulations Plus, Inc.	670	47,168
Tabula Rasa HealthCare, Inc. (a)(b)	1,055	59,291
Vocera Communications, Inc. (a)	1,675	51,540
		1,081,445
Life Sciences Tools & Services - 0.7%
Champions Oncology, Inc. (a)	395	3,452
ChromaDex, Inc. (a)	1,994	10,090
Codexis, Inc. (a)	2,801	33,136
Fluidigm Corp. (a)	3,664	25,795
Harvard Bioscience, Inc. (a)	1,946	6,052
Luminex Corp.	2,218	80,735
Medpace Holdings, Inc. (a)	1,420	169,477
Nanostring Technologies, Inc. (a)	1,974	71,281
NeoGenomics, Inc. (a)	5,388	205,983
Pacific Biosciences of California, Inc. (a)	7,397	27,591
Personalis, Inc. (a)	1,047	18,228
Quanterix Corp. (a)	999	32,278
		684,098
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	3,674	4,005
Aerie Pharmaceuticals, Inc. (a)	1,878	21,710
Agile Therapeutics, Inc. (a)	3,405	8,513
Akcea Therapeutics, Inc. (a)	841	9,116
AMAG Pharmaceuticals, Inc. (a)	1,629	15,565
Amneal Pharmaceuticals, Inc. (a)	5,207	22,546
Amphastar Pharmaceuticals, Inc. (a)	1,869	37,417
ANI Pharmaceuticals, Inc. (a)	494	14,627
Aquestive Therapeutics, Inc. (a)	994	5,228
Arvinas Holding Co. LLC (a)	1,508	47,502
Avenue Therapeutics, Inc. (a)	327	3,313
Axsome Therapeutics, Inc. (a)	1,442	102,858
Aytu BioScience, Inc. (a)	1,240	1,724
Biodelivery Sciences International, Inc. (a)	4,586	19,215
Cara Therapeutics, Inc. (a)	2,100	34,524
Cassava Sciences, Inc. (a)	1,196	3,791
Cerecor, Inc. (a)	1,497	4,087
Chiasma, Inc. (a)	1,881	8,220
Collegium Pharmaceutical, Inc. (a)	1,838	29,004
Corcept Therapeutics, Inc. (a)	5,007	74,855
CorMedix, Inc. (a)(b)	1,384	6,159
CymaBay Therapeutics, Inc. (a)	3,648	12,950
Durect Corp. (a)	10,406	20,396
Eloxx Pharmaceuticals, Inc. (a)	1,331	3,713
Endo International PLC (a)	11,907	41,436
Eton Pharmaceuticals, Inc. (a)	788	5,264
Evofem Biosciences, Inc. (a)	2,417	7,227
Evolus, Inc. (a)(b)	1,133	3,694
Fulcrum Therapeutics, Inc.	611	9,697
Harrow Health, Inc. (a)	1,158	6,346
IMARA, Inc.	249	5,027
Innoviva, Inc. (a)	3,262	44,184
Intersect ENT, Inc. (a)	1,743	29,962
Intra-Cellular Therapies, Inc. (a)	2,842	56,343
Kala Pharmaceuticals, Inc. (a)	2,158	18,883
Kaleido Biosciences, Inc. (a)	430	2,567
Lannett Co., Inc. (a)	1,564	9,306
Liquidia Technologies, Inc. (a)	1,020	5,641
Lyra Therapeutics, Inc.	217	2,908
Mallinckrodt PLC (a)	4,599	10,256
Marinus Pharmaceuticals, Inc. (a)	4,613	7,750
Menlo Therapeutics, Inc. (a)	5,407	8,705
MyoKardia, Inc. (a)	2,585	232,986
NGM Biopharmaceuticals, Inc. (a)	1,231	22,515
Ocular Therapeutix, Inc. (a)	2,773	21,740
Odonate Therapeutics, Inc. (a)	680	24,732
Omeros Corp. (a)	2,755	35,347
OptiNose, Inc. (a)	1,621	8,259
Osmotica Pharmaceuticals PLC (a)	515	2,755
Pacira Biosciences, Inc. (a)	2,185	114,953
Paratek Pharmaceuticals, Inc. (a)	2,069	9,042
Phathom Pharmaceuticals, Inc. (a)	567	18,858
Phibro Animal Health Corp. Class A	1,062	24,633
Prestige Brands Holdings, Inc. (a)	2,620	97,438
Provention Bio, Inc. (a)(b)	2,293	23,824
Relmada Therapeutics, Inc. (a)(b)	735	26,732
Revance Therapeutics, Inc. (a)	2,981	69,994
Satsuma Pharmaceuticals, Inc. (a)	457	10,790
scPharmaceuticals, Inc. (a)	269	2,018
SIGA Technologies, Inc. (a)	3,073	19,729
Strongbridge Biopharma PLC (a)	1,747	5,887
Supernus Pharmaceuticals, Inc. (a)	2,507	55,818
TherapeuticsMD, Inc. (a)(b)	11,986	22,174
Theravance Biopharma, Inc. (a)	2,372	46,064
Tricida, Inc. (a)	1,408	18,839
Verrica Pharmaceuticals, Inc. (a)	604	3,962
WAVE Life Sciences (a)	1,099	9,649
Xeris Pharmaceuticals, Inc. (a)(b)	1,755	5,019
Zogenix, Inc. (a)	2,899	68,967
		1,788,958

TOTAL HEALTH CARE		18,918,543

INDUSTRIALS - 14.7%
Aerospace & Defense - 0.9%
AAR Corp.	1,769	30,462
Aerojet Rocketdyne Holdings, Inc. (a)	3,832	158,070
AeroVironment, Inc. (a)	1,128	86,348
Astronics Corp. (a)	1,124	9,779
Cubic Corp.	1,639	68,838
Ducommun, Inc. (a)	581	20,887
Kaman Corp.	1,409	55,641
Kratos Defense & Security Solutions, Inc. (a)	5,552	99,992
Maxar Technologies, Inc.	3,150	56,039
Moog, Inc. Class A	1,551	83,320
National Presto Industries, Inc.	268	22,885
PAE, Inc. (a)	3,127	24,641
Park Aerospace Corp.	884	9,530
Parsons Corp. (a)	1,161	40,438
Triumph Group, Inc.	2,742	18,591
Vectrus, Inc. (a)	598	26,306
		811,767
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	3,074	74,913
Atlas Air Worldwide Holdings, Inc. (a)	1,344	69,996
Echo Global Logistics, Inc. (a)	1,395	34,966
Forward Air Corp.	1,451	75,437
Hub Group, Inc. Class A (a)	1,719	90,935
Radiant Logistics, Inc. (a)	1,979	8,411
		354,658
Airlines - 0.3%
Allegiant Travel Co.	680	76,180
Hawaiian Holdings, Inc.	2,383	28,334
Mesa Air Group, Inc. (a)	1,324	4,104
SkyWest, Inc.	2,570	67,617
Spirit Airlines, Inc. (a)(b)	4,514	71,366
		247,601
Building Products - 1.6%
AAON, Inc.	2,137	126,617
Advanced Drain Systems, Inc.	2,574	126,126
Alpha PRO Tech Ltd. (a)	619	13,476
American Woodmark Corp. (a)	871	70,220
Apogee Enterprises, Inc.	1,317	28,434
Builders FirstSource, Inc. (a)	6,021	142,637
Caesarstone Sdot-Yam Ltd.	1,083	12,422
CSW Industrials, Inc.	741	49,491
Gibraltar Industries, Inc. (a)	1,704	88,131
Griffon Corp.	1,909	43,659
Insteel Industries, Inc.	979	18,249
Jeld-Wen Holding, Inc. (a)	3,539	69,364
Masonite International Corp. (a)	1,263	106,534
NCI Building Systems, Inc. (a)	2,229	12,638
Patrick Industries, Inc.	1,167	74,630
PGT, Inc. (a)	3,056	52,166
Quanex Building Products Corp.	1,753	24,630
Resideo Technologies, Inc. (a)	6,464	85,842
Simpson Manufacturing Co. Ltd.	2,267	218,902
Ufp Industries, Inc.	3,107	180,890
		1,545,058
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	3,490	125,291
ACCO Brands Corp.	4,813	31,381
ADS Waste Holdings, Inc. (a)	3,845	115,965
Brady Corp. Class A	2,524	116,028
BrightView Holdings, Inc. (a)	1,661	20,131
Casella Waste Systems, Inc. Class A (a)	2,389	132,374
CECO Environmental Corp. (a)	1,596	10,693
Cimpress PLC (a)	927	92,700
CompX International, Inc. Class A	124	1,715
Covanta Holding Corp.	6,109	60,113
Deluxe Corp.	2,183	61,626
Ennis, Inc.	1,337	23,130
Harsco Corp. (a)	4,087	65,229
Healthcare Services Group, Inc.	3,863	101,172
Heritage-Crystal Clean, Inc. (a)	734	10,225
Herman Miller, Inc.	3,052	71,508
HNI Corp.	2,212	65,696
Interface, Inc.	3,114	24,850
KAR Auction Services, Inc.	6,758	102,249
Kimball International, Inc. Class B	1,978	21,639
Knoll, Inc.	2,529	29,615
Matthews International Corp. Class A	1,634	35,294
McGrath RentCorp.	1,254	72,757
NL Industries, Inc.	581	2,126
PICO Holdings, Inc. (a)	900	7,308
Pitney Bowes, Inc.	9,012	30,100
Quad/Graphics, Inc.	1,465	4,556
SP Plus Corp. (a)	1,182	18,782
Steelcase, Inc. Class A	4,489	48,167
Team, Inc. (a)	1,493	5,897
Tetra Tech, Inc.	2,797	247,954
The Brink's Co.	2,604	115,487
U.S. Ecology, Inc.	1,685	58,436
UniFirst Corp.	783	146,014
Viad Corp.	1,064	15,385
VSE Corp.	478	13,446
		2,105,039
Construction & Engineering - 1.3%
Aegion Corp. (a)	1,583	24,410
Ameresco, Inc. Class A (a)	1,292	35,763
API Group Corp. (a)(d)	7,234	100,770
Arcosa, Inc.	2,533	106,943
Argan, Inc.	769	32,990
Comfort Systems U.S.A., Inc.	1,879	93,405
Concrete Pumping Holdings, Inc. (a)	1,380	5,161
Construction Partners, Inc. Class A (a)	1,014	16,782
Dycom Industries, Inc. (a)	1,586	67,928
EMCOR Group, Inc.	2,819	193,102
Fluor Corp.	7,344	74,835
Granite Construction, Inc.	2,423	41,094
Great Lakes Dredge & Dock Corp. (a)	3,356	28,056
HC2 Holdings, Inc. (a)	2,230	6,043
IES Holdings, Inc. (a)	390	9,294
MasTec, Inc. (a)	2,957	117,629
MYR Group, Inc. (a)	873	32,013
Northwest Pipe Co. (a)	539	13,394
NV5 Holdings, Inc. (a)	544	30,867
Primoris Services Corp.	2,506	40,171
Sterling Construction Co., Inc. (a)	1,433	14,760
Tutor Perini Corp. (a)	2,067	24,329
Willscot Mobile Mini Holdings (a)	8,330	125,450
		1,235,189
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	396	14,929
American Superconductor Corp. (a)	1,180	10,974
Atkore International Group, Inc. (a)	2,464	65,715
AZZ, Inc.	1,348	42,570
Bloom Energy Corp. Class A (a)(b)	4,456	54,185
Encore Wire Corp.	1,055	52,950
EnerSys	2,212	148,779
FuelCell Energy, Inc. (a)(b)	11,139	24,840
LSI Industries, Inc.	1,307	7,659
Orion Energy Systems, Inc. (a)	1,461	5,786
Plug Power, Inc. (a)(b)	16,894	130,253
Powell Industries, Inc.	491	13,036
Preformed Line Products Co.	149	7,340
Sunrun, Inc. (a)	6,036	221,461
Thermon Group Holdings, Inc. (a)	1,736	23,523
TPI Composites, Inc. (a)	1,589	40,647
Ultralife Corp. (a)	485	3,444
Vicor Corp. (a)	934	76,093
Vivint Solar, Inc. (a)	2,551	51,887
		996,071
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,828	39,503
Machinery - 3.6%
Alamo Group, Inc.	514	52,999
Albany International Corp. Class A	1,607	77,265
Altra Industrial Motion Corp.	3,347	114,568
Astec Industries, Inc.	1,145	50,941
Barnes Group, Inc.	2,464	90,848
Blue Bird Corp. (a)	745	9,335
Chart Industries, Inc. (a)	1,883	129,042
CIRCOR International, Inc. (a)	1,016	26,640
Columbus McKinnon Corp. (NY Shares)	1,194	39,557
Douglas Dynamics, Inc.	1,161	41,041
Eastern Co.	269	4,387
Energy Recovery, Inc. (a)	2,051	15,567
Enerpac Tool Group Corp. Class A	2,815	53,204
EnPro Industries, Inc.	1,076	51,357
ESCO Technologies, Inc.	1,325	113,871
Evoqua Water Technologies Corp. (a)	4,463	85,823
ExOne Co. (a)(b)	588	5,151
Federal Signal Corp.	3,109	96,099
Franklin Electric Co., Inc.	2,398	129,612
Gencor Industries, Inc. (a)	496	5,937
Gorman-Rupp Co.	927	28,051
Graham Corp.	460	6,054
Greenbrier Companies, Inc.	1,672	43,021
Helios Technologies, Inc.	1,516	57,350
Hillenbrand, Inc.	3,889	113,675
Hurco Companies, Inc.	313	8,683
Hyster-Yale Materials Handling Class A	487	18,170
John Bean Technologies Corp.	1,632	153,016
Kadant, Inc.	595	64,563
Kennametal, Inc.	4,332	116,791
L.B. Foster Co. Class A (a)	475	6,679
Lindsay Corp.	564	54,691
Luxfer Holdings PLC sponsored	1,434	18,212
Lydall, Inc. (a)	948	15,358
Manitowoc Co., Inc. (a)	1,716	18,293
Mayville Engineering Co., Inc. (a)	408	3,097
Meritor, Inc. (a)	3,594	81,764
Miller Industries, Inc.	590	16,727
Mueller Industries, Inc.	2,883	80,609
Mueller Water Products, Inc. Class A	8,227	83,257
Navistar International Corp. (a)	2,605	83,438
NN, Inc.	2,045	10,757
Omega Flex, Inc.	153	18,628
Park-Ohio Holdings Corp.	417	6,013
Proto Labs, Inc. (a)	1,391	167,087
RBC Bearings, Inc. (a)	1,281	156,820
REV Group, Inc.	1,325	8,613
Rexnord Corp.	5,522	159,972
SPX Corp. (a)	2,238	93,996
SPX Flow, Inc. (a)	2,217	88,857
Standex International Corp.	642	34,379
Tennant Co.	948	63,156
Terex Corp.	3,484	65,673
The Shyft Group, Inc.	1,793	33,852
TriMas Corp. (a)	2,253	52,720
Wabash National Corp.	2,784	31,710
Watts Water Technologies, Inc. Class A	1,422	119,292
Welbilt, Inc. (a)	6,766	41,137
		3,417,405
Marine - 0.1%
Costamare, Inc.	2,436	11,084
Eagle Bulk Shipping, Inc. (a)	2,384	5,793
Genco Shipping & Trading Ltd.	927	6,294
Matson, Inc.	2,211	80,525
Pangaea Logistics Solutions Ltd.	586	1,195
Safe Bulkers, Inc. (a)	3,135	4,170
Scorpio Bulkers, Inc.	255	3,738
		112,799
Professional Services - 1.3%
Acacia Research Corp. (a)	2,315	9,167
ASGN, Inc. (a)	2,652	181,556
Barrett Business Services, Inc.	381	20,071
BG Staffing, Inc.	466	4,231
CBIZ, Inc. (a)	2,652	64,125
CRA International, Inc.	406	16,959
Exponent, Inc.	2,666	224,104
Forrester Research, Inc. (a)	566	19,872
Franklin Covey Co. (a)	639	11,560
GP Strategies Corp. (a)	592	4,399
Heidrick & Struggles International, Inc.	1,025	20,736
Huron Consulting Group, Inc. (a)	1,185	56,548
ICF International, Inc.	948	64,094
Insperity, Inc.	1,883	125,897
Kelly Services, Inc. Class A (non-vtg.)	1,697	25,133
Kforce, Inc.	1,015	29,273
Korn Ferry	2,883	81,012
Mastech Digital, Inc. (a)	200	4,300
MISTRAS Group, Inc. (a)	806	2,845
Red Violet, Inc. (a)	350	5,359
Resources Connection, Inc.	1,610	18,193
TriNet Group, Inc. (a)	2,148	141,768
TrueBlue, Inc. (a)	1,859	28,684
Upwork, Inc. (a)	4,850	72,847
Willdan Group, Inc. (a)	559	13,785
		1,246,518
Road & Rail - 0.6%
ArcBest Corp.	1,317	40,024
Avis Budget Group, Inc. (a)(b)	2,748	71,173
Covenant Transport Group, Inc. Class A (a)	624	10,514
Daseke, Inc. (a)	2,282	9,516
Heartland Express, Inc.	2,329	47,244
Hertz Global Holdings, Inc. (a)(b)	4,956	7,186
Marten Transport Ltd.	2,032	54,092
Morgan Group Holding Co. (a)	1	12
P.A.M. Transportation Services, Inc. (a)	110	3,087
Saia, Inc. (a)	1,369	163,527
U.S. Xpress Enterprises, Inc. (a)	1,271	11,642
Universal Logistics Holdings, Inc.	359	6,595
Werner Enterprises, Inc.	3,166	139,257
		563,869
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc. (a)	880	6,688
Applied Industrial Technologies, Inc.	2,037	128,575
Beacon Roofing Supply, Inc. (a)	2,846	88,681
BMC Stock Holdings, Inc. (a)	3,513	89,933
CAI International, Inc.	889	15,300
DXP Enterprises, Inc. (a)	878	14,821
EVI Industries, Inc. (a)	237	5,991
Foundation Building Materials, Inc. (a)	1,098	15,076
GATX Corp.	1,825	111,307
General Finance Corp. (a)	610	3,587
GMS, Inc. (a)	2,178	51,031
H&E Equipment Services, Inc.	1,678	29,516
Herc Holdings, Inc. (a)	1,257	42,160
Lawson Products, Inc. (a)	202	6,036
MRC Global, Inc. (a)	4,187	24,913
Nesco Holdings, Inc. Class A (a)	693	2,328
Now, Inc. (a)	5,738	45,215
Rush Enterprises, Inc.:
Class A	1,516	72,131
Class B	122	4,856
SiteOne Landscape Supply, Inc. (a)	2,175	278,465
Systemax, Inc.	640	14,342
Textainer Group Holdings Ltd. (a)	2,663	22,476
Titan Machinery, Inc. (a)	940	10,213
Transcat, Inc. (a)	344	9,598
Triton International Ltd.	2,658	83,647
Veritiv Corp. (a)	635	9,722
WESCO International, Inc. (a)	2,552	99,196
Willis Lease Finance Corp. (a)	124	2,418
		1,288,222

TOTAL INDUSTRIALS		13,963,699

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	2,023	137,524
ADTRAN, Inc.	2,514	31,224
Applied Optoelectronics, Inc. (a)	1,070	15,205
CalAmp Corp. (a)	1,813	14,286
Calix Networks, Inc. (a)	2,580	52,916
Cambium Networks Corp. (a)	313	3,787
Casa Systems, Inc. (a)	1,513	8,488
Clearfield, Inc. (a)	533	9,935
Comtech Telecommunications Corp.	1,245	20,443
Dasan Zhone Solutions, Inc. (a)	623	6,299
Digi International, Inc. (a)	1,530	18,544
Extreme Networks, Inc. (a)	6,141	27,942
Harmonic, Inc. (a)	4,825	26,924
Infinera Corp. (a)	8,045	63,475
Inseego Corp. (a)(b)	3,571	48,137
InterDigital, Inc.	1,594	95,672
KVH Industries, Inc. (a)	792	6,431
LRAD Corp. (a)	1,693	7,111
NETGEAR, Inc. (a)	1,519	46,709
NetScout Systems, Inc. (a)	3,679	93,667
PC-Tel, Inc.	899	5,888
Plantronics, Inc.	1,738	34,743
Resonant, Inc. (a)	2,587	7,140
Sonus Networks, Inc. (a)	3,470	15,268
Viavi Solutions, Inc. (a)	11,956	165,351
		963,109
Electronic Equipment & Components - 2.3%
Akoustis Technologies, Inc. (a)	1,707	13,554
Arlo Technologies, Inc. (a)	4,249	17,931
Badger Meter, Inc.	1,517	94,964
Bel Fuse, Inc. Class B (non-vtg.)	584	7,125
Belden, Inc.	2,270	71,732
Benchmark Electronics, Inc.	1,902	38,725
CTS Corp.	1,613	32,034
Daktronics, Inc.	1,791	7,468
ePlus, Inc. (a)	681	50,762
Fabrinet (a)	1,916	139,159
FARO Technologies, Inc. (a)	939	56,180
Fitbit, Inc. (a)	12,392	81,044
II-VI, Inc. (a)	5,173	262,375
Insight Enterprises, Inc. (a)	1,808	90,111
Intellicheck, Inc. (a)	820	6,002
Iteris, Inc. (a)	1,950	9,048
Itron, Inc. (a)	2,097	145,867
Kimball Electronics, Inc. (a)	1,172	15,564
Knowles Corp. (a)	4,570	69,738
Luna Innovations, Inc. (a)	1,530	8,675
Methode Electronics, Inc. Class A	1,859	52,424
MTS Systems Corp.	1,025	19,014
Napco Security Technolgies, Inc. (a)	630	16,619
nLIGHT, Inc. (a)	1,802	41,752
Novanta, Inc. (a)	1,774	183,928
OSI Systems, Inc. (a)	892	63,296
Par Technology Corp. (a)	807	24,823
PC Connection, Inc.	562	24,559
Plexus Corp. (a)	1,502	111,584
Powerfleet, Inc. (a)	1,432	6,415
Research Frontiers, Inc. (a)	1,329	4,492
Rogers Corp. (a)	971	115,733
Sanmina Corp. (a)	3,472	103,049
ScanSource, Inc. (a)	1,327	30,455
TTM Technologies, Inc. (a)	5,151	63,409
Vishay Intertechnology, Inc.	6,953	109,093
Vishay Precision Group, Inc. (a)	652	16,593
Wrap Technologies, Inc. (a)	624	6,115
		2,211,411
IT Services - 2.0%
Brightcove, Inc. (a)	2,068	21,879
Cardtronics PLC (a)	1,878	41,936
Cass Information Systems, Inc.	743	26,622
Conduent, Inc. (a)	8,410	16,063
CSG Systems International, Inc.	1,701	71,663
Endurance International Group Holdings, Inc. (a)	3,519	19,953
EVERTEC, Inc.	3,141	97,528
EVO Payments, Inc. Class A (a)	2,127	48,262
ExlService Holdings, Inc. (a)	1,751	112,169
GreenSky, Inc. Class A (a)	3,123	17,629
Grid Dynamics Holdings, Inc. (a)	1,116	7,455
GTT Communications, Inc. (a)(b)	1,635	10,301
Hackett Group, Inc.	1,330	18,341
i3 Verticals, Inc. Class A (a)	765	18,498
Information Services Group, Inc. (a)	1,884	3,862
International Money Express, Inc. (a)	739	9,962
KBR, Inc.	7,422	165,065
Limelight Networks, Inc. (a)	6,021	37,752
Liveramp Holdings, Inc. (a)	3,411	155,439
ManTech International Corp. Class A	1,414	98,386
Maximus, Inc.	3,167	235,023
MoneyGram International, Inc. (a)	3,132	10,899
NIC, Inc.	3,426	75,098
Paysign, Inc. (a)	1,595	14,897
Perficient, Inc. (a)	1,682	65,951
Perspecta, Inc.	7,228	154,679
PFSweb, Inc. (a)	716	5,678
Priority Technology Holdings, Inc. (a)	521	1,146
Repay Holdings Corp. (a)	1,894	41,914
ServiceSource International, Inc. (a)	4,377	6,828
StarTek, Inc. (a)	897	4,377
Sykes Enterprises, Inc. (a)	2,056	56,458
Ttec Holdings, Inc.	954	45,277
Tucows, Inc. (a)	489	29,589
Unisys Corp. (a)	3,241	38,535
Verra Mobility Corp. (a)	7,006	71,671
Virtusa Corp. (a)	1,509	61,265
		1,918,050
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	1,974	145,227
Alpha & Omega Semiconductor Ltd. (a)	1,143	12,447
Ambarella, Inc. (a)	1,713	77,565
Amkor Technology, Inc. (a)	5,190	70,558
Atomera, Inc. (a)	743	7,906
Axcelis Technologies, Inc. (a)	1,744	51,308
AXT, Inc. (a)	1,869	8,953
Brooks Automation, Inc.	3,785	206,093
Cabot Microelectronics Corp.	1,512	227,889
Ceva, Inc. (a)	1,116	44,863
Cohu, Inc.	2,133	40,164
CyberOptics Corp. (a)	350	13,773
Diodes, Inc. (a)	2,202	113,293
DSP Group, Inc. (a)	1,131	16,795
FormFactor, Inc. (a)	3,968	114,437
GSI Technology, Inc. (a)	741	4,239
Ichor Holdings Ltd. (a)	1,166	38,268
Impinj, Inc. (a)	881	20,792
Lattice Semiconductor Corp. (a)	6,996	217,506
MACOM Technology Solutions Holdings, Inc. (a)	2,467	104,255
MaxLinear, Inc. Class A (a)	3,479	88,193
NeoPhotonics Corp. (a)	2,552	23,249
NVE Corp.	259	14,048
Onto Innovation, Inc. (a)	2,480	93,794
PDF Solutions, Inc. (a)	1,479	36,354
Photronics, Inc. (a)	3,390	40,273
Pixelworks, Inc. (a)	1,951	6,224
Power Integrations, Inc.	1,531	186,828
Rambus, Inc. (a)	5,919	87,364
Semtech Corp. (a)	3,369	187,754
Silicon Laboratories, Inc. (a)	2,254	226,550
SiTime Corp.	269	14,297
SMART Global Holdings, Inc. (a)	725	20,220
SunPower Corp. (a)(b)	3,999	37,311
Synaptics, Inc. (a)	1,767	141,395
Ultra Clean Holdings, Inc. (a)	2,037	61,293
Veeco Instruments, Inc. (a)	2,526	34,152
		2,835,630
Software - 5.6%
8x8, Inc. (a)	5,278	83,920
A10 Networks, Inc. (a)	3,128	25,274
ACI Worldwide, Inc. (a)	5,956	159,561
Agilysys, Inc. (a)	918	19,241
Alarm.com Holdings, Inc. (a)	2,362	165,434
Altair Engineering, Inc. Class A (a)	2,198	88,579
American Software, Inc. Class A	1,568	25,825
AppFolio, Inc. (a)	830	115,553
Appian Corp. Class A (a)(b)	1,703	86,632
Asure Software, Inc. (a)	745	4,805
Avaya Holdings Corp. (a)	4,845	61,338
Benefitfocus, Inc. (a)	1,450	16,980
Blackbaud, Inc.	2,578	161,228
BlackLine, Inc. (a)	2,616	232,589
Bottomline Technologies, Inc. (a)	2,244	108,295
Box, Inc. Class A (a)	7,674	137,748
Cerence, Inc. (a)	1,914	75,909
ChannelAdvisor Corp. (a)	1,407	28,661
Cloudera, Inc. (a)	10,623	119,721
CommVault Systems, Inc. (a)	2,198	96,888
Cornerstone OnDemand, Inc. (a)	3,146	111,714
Digimarc Corp. (a)	569	8,000
Digital Turbine, Inc. (a)	4,266	59,212
Domo, Inc. Class B (a)	1,322	42,542
Ebix, Inc.	1,395	30,767
eGain Communications Corp. (a)	1,131	11,208
Envestnet, Inc. (a)	2,768	224,762
Forescout Technologies, Inc. (a)	2,513	72,852
Globalscape, Inc.	723	6,890
GTY Govtech, Inc. (a)	2,273	7,387
Intelligent Systems Corp. (a)	378	11,461
j2 Global, Inc. (a)	2,414	136,922
LivePerson, Inc. (a)	3,176	136,504
Majesco (a)	451	5,886
MicroStrategy, Inc. Class A (a)	399	49,444
Mimecast Ltd. (a)	2,940	137,974
Mitek Systems, Inc. (a)	2,148	22,038
MobileIron, Inc. (a)	5,088	31,698
Model N, Inc. (a)	1,794	68,997
Onespan, Inc. (a)	1,714	53,374
Park City Group, Inc. (a)	641	2,801
Ping Identity Holding Corp. (a)	1,314	45,149
Progress Software Corp.	2,369	82,583
PROS Holdings, Inc. (a)	2,041	66,598
Q2 Holdings, Inc. (a)	2,583	242,931
QAD, Inc. Class A	602	23,785
Qualys, Inc. (a)	1,772	218,807
Rapid7, Inc. (a)	2,641	157,324
Rimini Street, Inc. (a)	1,055	5,581
SailPoint Technologies Holding, Inc. (a)	4,604	145,026
Sapiens International Corp. NV	1,335	40,798
SeaChange International, Inc. (a)	1,632	2,562
SecureWorks Corp. (a)	480	5,741
ShotSpotter, Inc. (a)	399	9,193
Smith Micro Software, Inc. (a)	1,737	7,174
Sprout Social, Inc. (a)	404	11,672
SPS Commerce, Inc. (a)	1,836	138,012
SurveyMonkey (a)	6,214	149,012
Synchronoss Technologies, Inc. (a)	2,016	6,653
TeleNav, Inc. (a)	1,646	8,535
Tenable Holdings, Inc. (a)	3,171	107,592
Upland Software, Inc. (a)	1,183	40,719
Varonis Systems, Inc. (a)	1,625	176,069
Verint Systems, Inc. (a)	3,350	150,382
Veritone, Inc. (a)	1,156	13,086
VirnetX Holding Corp.	3,329	17,211
Workiva, Inc. (a)	2,003	111,968
Xperi Holding Corp.	5,646	104,112
Yext, Inc. (a)	5,249	88,288
Zix Corp. (a)	2,856	20,320
Zuora, Inc. (a)	5,115	59,539
		5,303,036
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)	5,990	39,474
Avid Technology, Inc. (a)	1,579	12,995
Diebold Nixdorf, Inc. (a)	3,736	26,040
Eastman Kodak Co. (a)(b)	772	16,868
Immersion Corp. (a)	917	6,190
Intevac, Inc. (a)	1,210	7,163
Quantum Corp. (a)	1,493	6,495
Super Micro Computer, Inc. (a)	2,322	70,368
		185,593

TOTAL INFORMATION TECHNOLOGY		13,416,829

MATERIALS - 4.1%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.	715	2,974
AdvanSix, Inc. (a)	1,443	17,965
AgroFresh Solutions, Inc. (a)	1,525	3,721
American Vanguard Corp.	1,531	20,607
Amyris, Inc. (a)	3,531	15,113
Balchem Corp.	1,680	168,437
Chase Corp.	382	38,414
Ferro Corp. (a)	4,264	49,846
FutureFuel Corp.	1,384	18,241
GCP Applied Technologies, Inc. (a)	2,557	58,351
H.B. Fuller Co.	2,677	121,375
Hawkins, Inc.	512	26,383
Ingevity Corp. (a)	2,169	126,843
Innospec, Inc.	1,277	95,992
Intrepid Potash, Inc. (a)	4,765	4,318
Koppers Holdings, Inc. (a)	1,048	26,378
Kraton Performance Polymers, Inc. (a)	1,603	21,079
Kronos Worldwide, Inc.	1,096	12,319
Livent Corp. (a)	7,702	48,292
Marrone Bio Innovations, Inc. (a)	3,601	3,997
Minerals Technologies, Inc.	1,781	83,493
Orion Engineered Carbons SA	3,125	31,875
PolyOne Corp.	4,729	113,023
PQ Group Holdings, Inc. (a)	2,026	24,859
Quaker Chemical Corp.	691	134,054
Rayonier Advanced Materials, Inc. (a)	3,148	9,161
Sensient Technologies Corp.	2,206	115,175
Stepan Co.	1,124	122,741
Trecora Resources (a)	1,307	7,515
Tredegar Corp.	1,380	21,914
Trinseo SA	1,957	42,467
Tronox Holdings PLC	4,590	34,976
		1,621,898
Construction Materials - 0.1%
Forterra, Inc. (a)	1,024	13,302
Summit Materials, Inc. (a)	6,098	89,763
U.S. Concrete, Inc. (a)	846	20,998
United States Lime & Minerals, Inc.	96	8,660
		132,723
Containers & Packaging - 0.2%
Greif, Inc.:
Class A	1,264	43,975
Class B	377	14,812
Myers Industries, Inc.	1,864	28,072
O-I Glass, Inc.	8,172	85,316
Ranpak Holdings Corp. (A Shares) (a)	1,469	12,002
UFP Technologies, Inc. (a)	364	15,703
		199,880
Metals & Mining - 1.5%
Alcoa Corp. (a)	9,795	127,335
Allegheny Technologies, Inc. (a)	6,567	57,067
Arconic Rolled Products Corp. (a)	5,178	84,350
Caledonia Mining Corp. PLC	566	12,978
Carpenter Technology Corp.	2,452	54,827
Century Aluminum Co. (a)	2,676	23,308
Cleveland-Cliffs, Inc. (b)	20,506	106,221
Coeur d'Alene Mines Corp. (a)	12,619	100,069
Commercial Metals Co.	6,193	128,071
Compass Minerals International, Inc.	1,788	91,081
Gold Resource Corp.	3,401	14,930
Haynes International, Inc.	610	11,200
Hecla Mining Co.	27,227	150,293
Kaiser Aluminum Corp.	803	49,746
Materion Corp.	1,059	60,808
Novagold Resources, Inc. (a)	12,354	112,984
Olympic Steel, Inc.	411	4,348
Ryerson Holding Corp. (a)	814	4,583
Schnitzer Steel Industries, Inc. Class A	1,366	25,134
SunCoke Energy, Inc.	4,225	13,478
TimkenSteel Corp. (a)	2,473	9,076
United States Steel Corp. (b)	11,441	76,197
Warrior Metropolitan Coal, Inc.	2,672	42,538
Worthington Industries, Inc.	1,952	73,044
		1,433,666
Paper & Forest Products - 0.6%
Boise Cascade Co.	2,044	95,230
Clearwater Paper Corp. (a)	842	31,087
Domtar Corp.	2,855	59,926
Louisiana-Pacific Corp.	5,879	186,188
Neenah, Inc.	875	39,034
P.H. Glatfelter Co.	2,281	36,336
Schweitzer-Mauduit International, Inc.	1,618	52,634
Verso Corp.	1,825	22,283
		522,718

TOTAL MATERIALS		3,910,885

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust (SBI)	4,500	54,180
Agree Realty Corp.	2,811	188,253
Alexander & Baldwin, Inc.	3,831	45,282
Alexanders, Inc.	113	28,452
Alpine Income Property Trust, Inc.	373	5,237
American Assets Trust, Inc.	2,687	72,549
American Finance Trust, Inc.	5,776	42,194
Armada Hoffler Properties, Inc.	2,997	28,891
Bluerock Residential Growth (REIT), Inc.	1,247	9,028
BRT Realty Trust	476	4,912
CareTrust (REIT), Inc.	5,039	90,803
CatchMark Timber Trust, Inc.	2,681	26,167
Chatham Lodging Trust	2,315	12,061
CIM Commercial Trust Corp.	585	5,967
City Office REIT, Inc.	2,451	21,201
Clipper Realty, Inc.	812	5,424
Colony Capital, Inc.	25,062	48,119
Columbia Property Trust, Inc.	5,995	71,700
Community Healthcare Trust, Inc.	1,143	52,269
CoreCivic, Inc.	6,215	55,376
CorEnergy Infrastructure Trust, Inc.	673	5,895
CorePoint Lodging, Inc.	2,042	11,415
DiamondRock Hospitality Co.	10,469	48,367
Diversified Healthcare Trust (SBI)	12,264	47,768
Easterly Government Properties, Inc.	4,003	97,873
EastGroup Properties, Inc.	2,033	269,698
Essential Properties Realty Trust, Inc.	4,818	77,570
Farmland Partners, Inc.	1,563	10,800
Four Corners Property Trust, Inc.	3,770	95,004
Franklin Street Properties Corp.	5,488	28,812
Front Yard Residential Corp. Class B	2,730	23,669
Getty Realty Corp.	1,831	54,253
Gladstone Commercial Corp.	1,762	32,068
Gladstone Land Corp.	1,033	16,611
Global Medical REIT, Inc.	2,178	25,896
Global Net Lease, Inc.	4,793	79,803
Government Properties Income Trust	2,505	63,001
Healthcare Realty Trust, Inc.	7,103	208,118
Hersha Hospitality Trust	1,736	8,263
Hospitality Properties Trust (SBI)	8,535	57,185
Independence Realty Trust, Inc.	5,104	58,696
Industrial Logistics Properties Trust	3,457	72,977
Investors Real Estate Trust	639	46,200
iStar Financial, Inc.	3,911	45,407
Jernigan Capital, Inc.	1,285	18,003
Kite Realty Group Trust	4,394	43,369
Lexington Corporate Properties Trust	13,479	156,356
LTC Properties, Inc.	2,051	76,195
Mack-Cali Realty Corp.	4,787	69,029
Monmouth Real Estate Investment Corp. Class A	5,062	73,045
National Health Investors, Inc.	2,269	140,678
National Storage Affiliates Trust	3,249	100,134
New Senior Investment Group, Inc.	4,170	14,178
NexPoint Residential Trust, Inc.	1,160	44,347
One Liberty Properties, Inc.	820	13,915
Pebblebrook Hotel Trust	6,832	72,419
Physicians Realty Trust	10,712	193,244
Piedmont Office Realty Trust, Inc. Class A	6,692	108,477
Plymouth Industrial REIT, Inc.	798	10,589
Potlatch Corp.	3,420	146,410
Preferred Apartment Communities, Inc. Class A	2,838	20,519
PS Business Parks, Inc.	1,063	146,641
QTS Realty Trust, Inc. Class A	3,134	225,491
Ramco-Gershenson Properties Trust (SBI)	4,162	25,888
Retail Opportunity Investments Corp.	6,112	66,437
Retail Properties America, Inc.	11,279	71,734
Retail Value, Inc.	869	11,002
RLJ Lodging Trust	8,559	68,558
Ryman Hospitality Properties, Inc.	2,628	84,149
Sabra Health Care REIT, Inc.	10,773	158,794
Safety Income and Growth, Inc.	906	45,690
Saul Centers, Inc.	650	19,962
Seritage Growth Properties (a)(b)	1,823	16,972
SITE Centers Corp.	7,950	58,274
Stag Industrial, Inc.	7,896	257,410
Summit Hotel Properties, Inc.	5,548	28,739
Sunstone Hotel Investors, Inc.	11,297	84,502
Tanger Factory Outlet Centers, Inc.	4,918	31,623
Terreno Realty Corp.	3,513	213,450
The GEO Group, Inc.	6,189	65,789
The Macerich Co.	7,320	55,852
UMH Properties, Inc.	2,032	24,994
Uniti Group, Inc.	10,106	100,049
Universal Health Realty Income Trust (SBI)	685	47,662
Urban Edge Properties	6,156	64,515
Urstadt Biddle Properties, Inc. Class A	1,634	16,030
Washington REIT (SBI)	4,338	96,998
Whitestone REIT Class B	2,207	14,566
Xenia Hotels & Resorts, Inc.	5,879	46,797
		5,802,889
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	288	3,868
American Realty Investments, Inc. (a)	109	1,007
CTO Realty Growth, Inc.	240	9,514
Cushman & Wakefield PLC (a)	5,798	62,039
eXp World Holdings, Inc. (a)(b)	1,233	24,500
Forestar Group, Inc. (a)	934	16,168
FRP Holdings, Inc. (a)	336	13,144
Griffin Industrial Realty, Inc.	137	6,740
Kennedy-Wilson Holdings, Inc.	6,345	94,160
Marcus & Millichap, Inc. (a)	1,201	32,715
Maui Land & Pineapple, Inc. (a)	332	3,456
Newmark Group, Inc.	7,524	30,623
RE/MAX Holdings, Inc.	924	29,910
Realogy Holdings Corp.	5,870	53,182
Redfin Corp. (a)	4,997	207,775
Stratus Properties, Inc. (a)	308	5,883
Tejon Ranch Co. (a)	1,114	15,986
The RMR Group, Inc.	793	22,807
The St. Joe Co. (a)	1,707	35,181
Transcontinental Realty Investors, Inc. (a)	69	1,622
		670,280

TOTAL REAL ESTATE		6,473,169

UTILITIES - 3.4%
Electric Utilities - 0.8%
Allete, Inc.	2,718	161,177
Genie Energy Ltd. Class B	707	5,748
MGE Energy, Inc.	1,816	120,455
Otter Tail Corp.	2,091	79,981
PNM Resources, Inc.	4,127	174,283
Portland General Electric Co.	4,684	206,705
Spark Energy, Inc. Class A,	628	4,741
		753,090
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. Class A	1,700	77,458
Chesapeake Utilities Corp.	854	72,154
New Jersey Resources Corp.	4,940	153,436
Northwest Natural Holding Co.	1,590	85,049
ONE Gas, Inc.	2,731	206,737
RGC Resources, Inc.	371	8,607
South Jersey Industries, Inc.	4,828	112,637
Southwest Gas Holdings, Inc.	2,864	199,449
Spire, Inc.	2,618	161,426
		1,076,953
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	5,356	10,498
Clearway Energy, Inc.:
Class A	1,807	41,398
Class C	4,118	101,056
Ormat Technologies, Inc.	2,088	124,236
Sunnova Energy International, Inc.	1,685	42,142
Terraform Power, Inc.	4,552	88,081
		407,411
Multi-Utilities - 0.5%
Avista Corp.	3,490	129,584
Black Hills Corp.	3,278	189,665
NorthWestern Energy Corp.	2,642	148,639
Unitil Corp.	792	34,175
		502,063
Water Utilities - 0.5%
American States Water Co.	1,922	147,763
Artesian Resources Corp. Class A	430	15,084
Cadiz, Inc. (a)(b)	1,060	11,257
California Water Service Group	2,530	118,581
Consolidated Water Co., Inc.	715	8,773
Global Water Resources, Inc.	614	6,379
Middlesex Water Co.	882	56,501
Pure Cycle Corp. (a)	1,159	10,466
SJW Corp.	1,374	85,820
York Water Co.	699	32,371
		492,995

TOTAL UTILITIES		3,232,512

TOTAL COMMON STOCKS
(Cost $90,356,647)		94,360,072

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.14% (e)	338,545	338,647
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	3,451,354	3,451,699
TOTAL MONEY MARKET FUNDS
(Cost $3,790,312)		3,790,346
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $94,146,959)		98,150,418
NET OTHER ASSETS (LIABILITIES) - (3.2)%(g)		(3,064,361)
NET ASSETS - 100%		$95,086,057

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	9	Sept. 2020	$665,010	$22,867	$22,867

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,770 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $40,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278
Fidelity Securities Lending Cash Central Fund	44,176
Total	$44,454

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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